UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

High Yield Municipal

Income Fund

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2019

Eaton Vance

High Yield Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	6.47%	8.03%	5.62%	7.65%
Class A with 4.75% Maximum Sales Charge	—	—	1.42	2.93	4.59	7.13
Class B at NAV	08/07/1995	08/07/1995	6.10	7.24	4.84	6.84
Class B with 5% Maximum Sales Charge	—	—	1.10	2.24	4.51	6.84
Class C at NAV	06/18/1997	08/07/1995	6.08	7.19	4.84	6.84
Class C with 1% Maximum Sales Charge	—	—	5.08	6.19	4.84	6.84
Class I at NAV	05/09/2007	08/07/1995	6.48	8.17	5.86	7.91
Bloomberg Barclays Municipal Bond Index	—	—	5.15%	7.31%	3.77%	4.63%
Bloomberg Barclays High Yield Long (22+) Municipal Bond Index	—	—	7.60	7.75	7.59	9.76

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.96%	1.71%	1.71%	0.71%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.96%	3.60%	3.24%	4.19%
Taxable-Equivalent Distribution Rate			6.69	6.08	5.47	7.08
SEC 30-day Yield			2.06	1.42	1.42	2.41
Taxable-Equivalent SEC 30-day Yield			3.48	2.40	2.40	4.08

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						6.52%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,064.70	$4.76	0.93%
Class B	$1,000.00	$1,061.00	$8.59	1.68%
Class C	$1,000.00	$1,060.80	$8.58	1.68%
Class I	$1,000.00	$1,064.80	$3.48	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66	0.93%
Class B	$1,000.00	$1,016.50	$8.40	1.68%
Class C	$1,000.00	$1,016.50	$8.40	1.68%
Class I	$1,000.00	$1,021.40	$3.41	0.68%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.0%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$567	$170,156

		$170,156

Education — 3.7%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(3)	$1,270	$1,386,484

California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/44	3,000	3,559,890

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/34	1,225	1,491,536

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/36	1,250	1,511,062

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/38	1,500	1,798,635

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(3)	545	605,195

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(3)	1,020	1,113,452

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	710	847,307

District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	700	821,436

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/49(3)	2,100	2,229,717

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	200	233,370

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	279,466

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	456,664

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	750	817,530

Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,133,933

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,533,480

Michigan State University, 5.00%, 2/15/44	3,750	4,576,162

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,440,593

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,148,780

Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(3)	165	170,912

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(3)	205	217,134

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(3)	260	273,239

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Romeoville, IL, (Lewis University), 5.00%, 10/1/27	$1,000	$1,130,440

Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,122,470

Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,117,370

Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,194,180

University of California, 5.00%, 5/15/38(4)	10,000	11,304,400

		$47,514,837

Electric Utilities — 3.2%

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,052,745

Arkansas River Power Authority, CO, 5.00%, 10/1/31	1,500	1,791,675

Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,785,060

Arkansas River Power Authority, CO, 5.00%, 10/1/38	2,825	3,285,870

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,250	16,112,235

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,340	4,384,138

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,839,150

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,607,765

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	217,783

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	210	210,754

		$41,287,175

Escrowed / Prerefunded — 2.9%

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,176,174

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,320,805

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	717,115

Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,359,405

Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,555	6,812,218

Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	3,335	3,481,273

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,534,034

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,299,882

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	800	862,408

5	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	$150	$158,374

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	205,887

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,189,294

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,814,982

Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(4)	10,000	10,620,800

		$37,552,651

General Obligations — 7.4%

California, 5.00%, 4/1/27	$5,000	$6,332,150

California, 5.00%, 4/1/33	3,000	3,857,670

Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	856,275

Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	949,860

Chicago Board of Education, IL, 5.00%, 12/1/21	790	833,181

Chicago Board of Education, IL, 5.00%, 12/1/26	1,595	1,815,923

Chicago Board of Education, IL, 5.00%, 12/1/46	9,935	10,902,570

Chicago Board of Education, IL, 5.00%, 12/1/46	1,875	1,977,919

Chicago, IL, 5.00%, 1/1/40	2,000	2,220,060

Detroit, MI, 5.00%, 4/1/30	1,400	1,583,386

Detroit, MI, 5.00%, 4/1/31	865	970,115

Illinois, 4.00%, 6/1/33	8,000	8,164,880

Illinois, 5.00%, 11/1/30	7,200	8,054,424

Illinois, 5.00%, 5/1/33	9,480	10,693,914

Illinois, 5.00%, 5/1/35	3,500	3,750,390

Illinois, 5.00%, 5/1/39	8,165	9,041,023

Illinois, 5.25%, 7/1/30	2,800	3,028,200

New York, NY, 5.00%, 8/1/41(5)	10,000	12,363,700

Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	60	47,336

Will and Cook Counties Community High School District No. 210, IL, 3.375%, 1/1/33	450	398,268

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,705,940

Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,203,916

		$95,751,100

Hospital — 12.0%

Albermarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.50%, 10/1/48(6)	$2,450	$2,450,000

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,507,384

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/44(5)	4,500	4,960,080

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	276,660

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	602,151

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	546,160

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,136,770

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,783,592

Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,125,640

Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,223,440

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,629,184

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,731,615

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,724,280

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,797,006

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,903,034

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	8,880	9,723,600

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,154,493

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	773,566

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,179,678

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	5,071,779

Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	14,110	14,999,777

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,101,953

Massachusetts Development Finance Agency, (Wellforce), 4.00%, 7/1/44	1,500	1,598,610

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,689,080

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,239,123

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	$2,775	$2,995,363

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	710	813,610

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,000	1,179,570

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	2,000	2,348,640

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	3,900	4,557,579

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,164,890

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	2,300	2,573,930

Ohio, (Cleveland Clinic Health System), (SPA: PNC Bank, N.A.), 1.48%, 1/1/52(6)	15,000	15,000,000

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,204,365

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	8,045	9,541,853

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/39	2,500	2,971,550

Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	7,215,375

South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,074,992

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,367,623

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,403,808

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	7,000	7,979,650

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,848,400

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,891,638

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,835,050

		$154,896,541

Housing — 1.6%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	$750	$808,440

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,332,200

Michigan Housing Development Authority, 3.00%, 10/1/39	980	984,214

Michigan Housing Development Authority, 3.25%, 10/1/44	1,045	1,056,641

Michigan Housing Development Authority, 3.35%, 10/1/49	1,515	1,534,029

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	$490	$501,108

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,080,649

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,642,835

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/37	1,500	1,565,865

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	881,864

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,085,510

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	860	860,000

Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	2,000,000

		$20,333,355

Industrial Development Revenue — 9.4%

Arkansas Development Finance Authority, (Big River Steel LLC), (AMT), 4.50%, 9/1/49(3)	$4,000	$4,161,080

Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,249,325

Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,061,858

Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	7,175	7,235,198

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(3)	795	869,857

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	2,250	2,388,037

Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,068,500

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	2,106,540

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,741,540

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	1,575	1,628,991

Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,068,890

Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,579,018

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(3)	$1,500	$1,592,025

National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	6,335	6,555,838

National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	6,965	7,257,878

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	1,285	1,289,202

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,098,173

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,891,294

New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	875,330

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,479,999

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,286,279

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(3)	5,500	5,535,255

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,000	1,067,280

Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,882,246

Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,284,500

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	1,340	1,405,379

Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,359,226

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(3)	1,440	1,562,947

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)	1,280	1,422,221

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	525,493

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,508,112

		$121,037,511

Insured – General Obligations — 2.1%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$516,974

Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,446,600

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	592,900

Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,143,450

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	$3,175	$3,520,250

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,342,769

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,551,050

McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,096,367

North Las Vegas, NV, (AGM), 4.00%, 6/1/36	5,055	5,565,555

Oyster Bay, NY, (AGM), 4.00%, 8/1/31	2,315	2,468,623

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,376,400

		$26,620,938

Insured – Other Revenue — 2.1%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,610,856

Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	9,395	7,842,476

Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	9,600	7,489,152

Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	980,643

Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	334,656

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,331,630

		$26,589,413

Insured – Special Tax Revenue — 2.2%

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$750	$632,940

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	2,345	1,906,930

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	20,373,660

Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,535	2,674,045

Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,030	3,190,196

		$28,777,771

Insured – Transportation — 4.1%

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,683,825

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	728,501

Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,528,413

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$7,009,800

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,829,600

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,082,229

Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,101,234

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	2,005,337

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	3,186,720

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,243,500

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,340,221

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,857,392

Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,241,613

		$52,838,385

Insured – Water and Sewer — 0.6%

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,619,655

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,787,355

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,990,839

Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,575,322

		$7,973,171

Lease Revenue / Certificates of Participation — 2.4%

Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(4)	$10,875	$12,474,060

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	4,460	4,890,791

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	1,007,786

Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,646,840

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	10,000	11,376,000

		$31,395,477

Nursing Home — 0.0%(1)

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$570	$578,886

		$578,886

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 3.8%

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$592,650

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	590,780

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	706,698

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	587,060

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	168,323

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	2,142,195

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	7,700	2,905,287

Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	705,165

Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	934,911

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	430	494,982

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	285	330,272

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	1,490	1,713,872

Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(3)	1,260	1,393,346

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	2,040	2,293,348

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,568,800

Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(3)	6,081	5,812,024

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	6,751,822

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,036,105

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26	5,785	5,788,471

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	754,341

		$49,395,452

Senior Living / Life Care — 11.4%

Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,404,432

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,660,686

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/38	1,000	1,145,240

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	$3,250	$3,583,190

Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,467,562

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/38	225	245,837

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/43	310	335,479

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	458,771

Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,413,350

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	856,852

Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	1,061,730

Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	1,250	1,433,175

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	980	981,000

District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	600	653,178

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,105,530

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	136,199

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	464,061

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	740,065

Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	581,112

Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	530,227

Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,875,765

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,053,250

Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,043,090

Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,562,775

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/43	3,250	3,591,315

Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,085,460

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,820,725

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	1,550	1,715,617

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	$1,010	$1,105,849

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(3)	1,000	1,108,660

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	1,280	1,408,282

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,410	2,643,770

Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	417,719

Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	1,045	1,046,149

Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	2,560	2,561,638

Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	517,190

Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	791,678

Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,547,985

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,401,361

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,410,418

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,716,125

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,924,910

New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	622,065

New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,098,090

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,853,471

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,394,842

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,600,464

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.375%, 1/1/39	1,250	1,324,412

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/49	2,500	2,695,825

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,943,151

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	84,197

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	$1,190	$1,335,930

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,733,537

Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	827,388

Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,397,650

Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,372,330

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,152,104

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(3)	1,325	1,325,079

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	2,130	2,325,172

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,370	5,805,507

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	475,979

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,461,599

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(3)	2,850	3,225,687

Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,310,894

Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,310,551

Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,193,534

Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	560,605

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(3)	1,500	1,623,900

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(3)	1,250	1,335,650

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(3)	4,000	4,474,400

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(3)	4,815	5,368,629

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38(5)	175	178,752

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39(5)	125	127,370

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44(5)	815	827,942

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,540,793

		$147,514,906

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 5.0%

Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,893,060

Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,663	4,664,026

Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,208,980

Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	698,982

Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,515	4,716,595

Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	900	982,350

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,843,069

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10

New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	470	470,212

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,230	1,222,903

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,609,300

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	9,185	10,168,346

Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,362,650

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,510	2,524,031

South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,627,275

South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,082,230

South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	486,477

South Village Community Development District, FL, 3.50%, 5/1/32	805	850,732

South Village Community Development District, FL, 3.625%, 5/1/35	500	527,200

South Village Community Development District, FL, 3.75%, 5/1/38	1,020	1,073,774

South Village Community Development District, FL, 4.875%, 5/1/35	500	516,060

South Village Community Development District, FL, 5.00%, 5/1/38	100	103,404

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,143	1,131,920

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	830	751,914

Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	365,000

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	$3,410	$3,450,920

		$65,331,420

Student Loan — 0.9%

Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$3,995	$4,139,259

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	4,985,916

New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,944,421

		$12,069,596

Transportation — 22.7%

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,324,520

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	1,740	2,074,028

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	760	902,834

Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,260,743

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	600,844

Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,715,029

Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,560,800

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,923,175

Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,697,175

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,858,713

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,422,566

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	593,205

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,749,630

Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/38	5,000	5,800,350

Colorado High Performance Transportation Enterprise, (C-470 Express Lanes), 5.00%, 12/31/47	1,900	2,083,559

Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,735,050

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,051,890

Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,157,340

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	$4,940	$5,665,044

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,340,024

Illinois Toll Highway Authority, 4.00%, 1/1/44(4)	13,050	14,255,298

Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	17,310,600

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,732,898

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	781,640

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	319,260

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	679,846

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	539,019

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	8,863,200

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	575	406,772

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,525	3,093,878

Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,364,101

Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,677,400

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,616,300

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	13,000	14,996,150

New Jersey Turnpike Authority, 4.00%, 1/1/48	10,325	11,388,991

New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	6,052,050

New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,258,220

New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,718,310

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,500	8,311,725

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	6,997,329

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	535,410

North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,912,235

North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(4)	10,000	10,887,300

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,928,830

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	227,003

Port Authority of New York and New Jersey, 4.00%, 9/1/43	3,300	3,672,768

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	$12,080	$13,279,906

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/15/43	3,690	4,037,008

Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(4)	10,000	10,592,200

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,050	4,834,201

Port of Seattle, WA, (AMT), 4.00%, 4/1/44(5)	3,250	3,548,155

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	3,750	4,371,413

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,310,300

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,264,232

South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,547,360

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	3,868,329

Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	4,679,833

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,490,096

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58(5)	5,050	5,866,736

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,609,000

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,732,563

Texas Transportation Commission, (State Highway System), 0.00%, 8/1/36	550	290,120

Texas Transportation Commission, (State Highway System), 0.00%, 8/1/46	2,500	753,025

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,840,300

		$293,957,829

Water and Sewer — 3.5%

Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,457,381

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,649,468

Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	13,929,230

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,165,509

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,047,113

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/40	5,000	5,638,000

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 1.48%, 6/15/32(6)	$8,385	$8,385,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 1.49%, 6/15/49(6)	6,500	6,500,000

		$45,771,701

Total Tax-Exempt Municipal Securities — 101.0% (identified cost $1,222,604,470)		$1,307,358,271

Taxable Municipal Securities — 5.0%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(1)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$137	$41,141

		$41,141

Escrowed / Prerefunded — 1.0%

Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$13,249,355

		$13,249,355

General Obligations — 0.9%

Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$7,725,017

Chicago Board of Education, IL, 5.182%, 12/1/21(8)	325	329,761

Chicago, IL, 7.75%, 1/1/42	3,689	4,163,664

		$12,218,442

Hospital — 1.1%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,783,133

		$13,783,133

Insured – General Obligations — 0.6%

Detroit, MI, (AMBAC), 4.96%, 4/1/20	$297	$297,245

Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,678,819

		$7,976,064

Senior Living / Life Care — 0.4%

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$4,440	$4,445,905

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(3)	$235	$234,981

		$4,680,886

Special Tax Revenue — 0.3%

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,160,868

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,570	2,686,575

		$3,847,443

Transportation — 0.7%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$8,500,056

		$8,500,056

Total Taxable Municipal Securities — 5.0% (identified cost $56,885,826)		$64,296,520

Corporate Bonds & Notes — 1.3%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%

Boston Medical Center Corp, 4.581%, 7/1/47	$4,165	$4,310,392

Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,240	4,284,448

		$8,594,840

Other — 0.7%

Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$7,980	$8,974,308

		$8,974,308

Total Corporate Bonds & Notes — 1.3% (identified cost $16,385,000)		$17,569,148

Total Investments — 107.3% (identified cost $1,295,875,296)		$1,389,223,939

Other Assets, Less Liabilities — (7.3)%		$(94,545,110)

Net Assets — 100.0%		$1,294,678,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.3%

New York	13.6%

Illinois	13.2%

Others, representing less than 10% individually	66.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.4% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $117,272,390 or 9.1% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	When-issued security.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	175	Short	9/19/19	$(22,298,828)	$(325,387)

U.S. Long Treasury Bond	112	Short	9/19/19	(17,426,500)	(519,590)

					$(844,977)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $1,295,875,296)	$1,389,223,939

Cash	222,570

Deposits for derivatives collateral — financial futures contracts	461,312

Interest receivable	13,178,108

Receivable for investments sold	1,760,001

Receivable for Fund shares sold	2,490,451

Due from broker for floating rate notes issued	10,440,000

Total assets	$1,417,776,381

Liabilities

Payable for floating rate notes issued	$90,465,861

Payable for when-issued securities	27,675,783

Payable for variation margin on open financial futures contracts	122,170

Payable for Fund shares redeemed	2,754,376

Distributions payable	694,466

Payable to affiliates:

Investment adviser fee	457,662

Distribution and service fees	195,561

Interest expense and fees payable	467,216

Accrued expenses	264,457

Total liabilities	$123,097,552

Net Assets	$1,294,678,829

Sources of Net Assets

Paid-in capital	$1,242,684,311

Distributable earnings	51,994,518

Net Assets	$1,294,678,829

Class A Shares

Net Assets	$382,974,873

Shares Outstanding	41,597,097

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.21

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.67

Class B Shares

Net Assets	$148,535

Shares Outstanding	16,206

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.17

Class C Shares

Net Assets	$134,839,545

Shares Outstanding	15,831,470

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.52

Class I Shares

Net Assets	$776,715,876

Shares Outstanding	84,294,129

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Interest	$27,810,889

Total investment income	$27,810,889

Expenses

Investment adviser fee	$2,559,939

Distribution and service fees

Class A	449,480

Class B	976

Class C	650,000

Trustees’ fees and expenses	31,371

Custodian fee	127,335

Transfer and dividend disbursing agent fees	202,376

Legal and accounting services	54,819

Printing and postage	33,153

Registration fees	51,774

Interest expense and fees	932,971

Miscellaneous	77,020

Total expenses	$5,171,214

Net investment income	$22,639,675

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,994,303

Financial futures contracts	(2,496,512)

Net realized loss	$(502,209)

Change in unrealized appreciation (depreciation) —

Investments	$52,790,830

Financial futures contracts	603,117

Net change in unrealized appreciation (depreciation)	$53,393,947

Net realized and unrealized gain	$52,891,738

Net increase in net assets from operations	$75,531,413

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

From operations —

Net investment income	$22,639,675	$44,298,190

Net realized gain (loss)	(502,209)	3,174,054

Net change in unrealized appreciation (depreciation)	53,393,947	(10,620,045)

Net increase in net assets from operations	$75,531,413	$36,852,199

Distributions to shareholders —

Class A	$(7,493,806)	$(11,834,973)

Class B	(3,563)	(18,478)

Class C	(2,250,873)	(4,943,722)

Class I	(15,686,371)	(26,714,886)

Total distributions to shareholders	$(25,434,613)	$(43,512,059)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$42,339,372	$72,888,150

Class B	20	203

Class C	18,774,208	14,794,035

Class I	167,448,264	291,027,900

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	6,314,039	10,033,376

Class B	2,289	14,780

Class C	1,789,759	4,089,234

Class I	13,261,629	22,596,935

Cost of shares redeemed

Class A	(36,449,139)	(106,414,568)

Class B	(1,604)	(82,717)

Class C	(12,444,414)	(35,093,214)

Class I	(90,515,708)	(335,020,911)

Net asset value of shares converted

Class A	4,836,831	31,285,333

Class B	(121,053)	(729,156)

Class C	(4,715,778)	(30,556,177)

Net increase (decrease) in net assets from Fund share transactions	$110,518,715	$(61,166,797)

Net increase (decrease) in net assets	$160,615,515	$(67,826,657)

Net Assets

At beginning of period	$1,134,063,314	$1,201,889,971

At end of period	$1,294,678,829	$1,134,063,314

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Financial Highlights

	Class A

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.830		$8.880	$8.650	$8.970	$9.020	$8.070

Income (Loss) From Operations

Net investment income(1)	$0.166		$0.345	$0.337	$0.345	$0.367	$0.378

Net realized and unrealized gain (loss)	0.401		(0.059)	0.229	(0.315)	(0.053)	0.960

Total income from operations	$0.567		$0.286	$0.566	$0.030	$0.314	$1.338

Less Distributions

From net investment income	$(0.187)		$(0.336)	$(0.336)	$(0.350)	$(0.364)	$(0.388)

Total distributions	$(0.187)		$(0.336)	$(0.336)	$(0.350)	$(0.364)	$(0.388)

Net asset value — End of period	$9.210		$8.830	$8.880	$8.650	$8.970	$9.020

Total Return(2)	6.47	%(3)	3.29%	6.63%	0.25%	3.64%	16.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$382,975		$350,923	$344,822	$374,661	$431,777	$452,135

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.77	%(5)	0.79%	0.78%	0.79%	0.81%	0.83%

Interest and fee expense(6)	0.16	%(5)	0.17%	0.14%	0.10%	0.05%	0.06%

Total expenses(4)	0.93	%(5)	0.96%	0.92%	0.89%	0.86%	0.89%

Net investment income	3.70	%(5)	3.92%	3.81%	3.83%	4.18%	4.41%

Portfolio Turnover	11	%(3)	32%	21%	35%	27%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Financial Highlights — continued

	Class B

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.800		$8.850	$8.620	$8.940	$8.990	$8.040

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.272	$0.272	$0.277	$0.301	$0.318

Net realized and unrealized gain (loss)	0.400		(0.054)	0.227	(0.316)	(0.054)	0.955

Total income (loss) from operations	$0.533		$0.218	$0.499	$(0.039)	$0.247	$1.273

Less Distributions

From net investment income	$(0.163)		$(0.268)	$(0.269)	$(0.281)	$(0.297)	$(0.323)

Total distributions	$(0.163)		$(0.268)	$(0.269)	$(0.281)	$(0.297)	$(0.323)

Net asset value — End of period	$9.170		$8.800	$8.850	$8.620	$8.940	$8.990

Total Return(2)	6.10	%(3)	2.52%	5.85%	(0.51)%	2.87%	16.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$149		$261	$1,067	$2,365	$3,298	$5,436

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.52	%(5)	1.54%	1.53%	1.54%	1.56%	1.58%

Interest and fee expense(6)	0.16	%(5)	0.17%	0.14%	0.10%	0.05%	0.06%

Total expenses(4)	1.68	%(5)	1.71%	1.67%	1.64%	1.61%	1.64%

Net investment income	2.98	%(5)	3.10%	3.09%	3.09%	3.43%	3.74%

Portfolio Turnover	11	%(3)	32%	21%	35%	27%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

20	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.170		$8.210	$8.010	$8.300	$8.340	$7.460

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.252	$0.251	$0.256	$0.279	$0.290

Net realized and unrealized gain (loss)	0.372		(0.042)	0.199	(0.285)	(0.043)	0.889

Total income (loss) from operations	$0.494		$0.210	$0.450	$(0.029)	$0.236	$1.179

Less Distributions

From net investment income	$(0.144)		$(0.250)	$(0.250)	$(0.261)	$(0.276)	$(0.299)

Total distributions	$(0.144)		$(0.250)	$(0.250)	$(0.261)	$(0.276)	$(0.299)

Net asset value — End of period	$8.520		$8.170	$8.210	$8.010	$8.300	$8.340

Total Return(2)	6.08	%(3)	2.60%	5.67%	(0.42)%	2.95%	16.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$134,840		$126,049	$173,844	$191,619	$205,556	$197,655

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.52	%(5)	1.54%	1.53%	1.54%	1.56%	1.58%

Interest and fee expense(6)	0.16	%(5)	0.17%	0.14%	0.10%	0.05%	0.06%

Total expenses(4)	1.68	%(5)	1.71%	1.67%	1.64%	1.61%	1.64%

Net investment income	2.95	%(5)	3.10%	3.06%	3.07%	3.43%	3.65%

Portfolio Turnover	11	%(3)	32%	21%	35%	27%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

21	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.840		$8.880	$8.660	$8.980	$9.020	$8.070

Income (Loss) From Operations

Net investment income(1)	$0.177		$0.364	$0.359	$0.367	$0.388	$0.397

Net realized and unrealized gain (loss)	0.391		(0.046)	0.220	(0.314)	(0.041)	0.963

Total income from operations	$0.568		$0.318	$0.579	$0.053	$0.347	$1.360

Less Distributions

From net investment income	$(0.198)		$(0.358)	$(0.359)	$(0.373)	$(0.387)	$(0.410)

Total distributions	$(0.198)		$(0.358)	$(0.359)	$(0.373)	$(0.387)	$(0.410)

Net asset value - End of period	$9.210		$8.840	$8.880	$8.660	$8.980	$9.020

Total Return(2)	6.48	%(3)	3.67%	6.77%	0.51%	4.02%	17.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$776,716		$656,830	$682,157	$542,623	$466,822	$409,570

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.54%	0.53%	0.54%	0.56%	0.58%

Interest and fee expense(6)	0.16	%(5)	0.17%	0.14%	0.10%	0.05%	0.06%

Total expenses(4)	0.68	%(5)	0.71%	0.67%	0.64%	0.61%	0.64%

Net investment income	3.94	%(5)	4.13%	4.04%	4.06%	4.42%	4.60%

Portfolio Turnover	11	%(3)	32%	21%	35%	27%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

22	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. As of July 31, 2019, the Fund offered four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares were sold at net asset value and were generally subject to a contingent deferred sales charge. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. At the close of business on August 15, 2019, Class B shares were converted to Class A shares and Class B was terminated. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2019. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2019, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $90,465,861 and $137,934,364, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2019 was 1.43% to 1.55%. For the six months ended July 31, 2019, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $86,025,470 and 2.19%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2019.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $46,563,954 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2019, $12,110,129 are short-term and $34,453,825 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,205,787,342

Gross unrealized appreciation	$103,338,479

Gross unrealized depreciation	(11,212,720)

Net unrealized appreciation	$92,125,759

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%

$500 million but less than $750 million	0.2925	2.9250

$750 million but less than $1 billion	0.2700	2.9250

$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2019, the investment adviser fee amounted to $2,559,939 or 0.43% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM provides

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2019, EVM earned $10,475 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,383 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2019. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2019 amounted to $449,480 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and prior to August 16, 2019, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2019, the Fund paid or accrued to EVD $731 and $487,500 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2019 amounted to $245 and $162,500 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and prior to August 16, 2019, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended July 31, 2019, the Fund was informed that EVD received approximately $200 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively, and no CDSCs paid by Class B shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $247,786,828 and $140,169,395, respectively, for the six months ended July 31, 2019.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	4,671,610	8,272,949

Issued to shareholders electing to receive payments of distributions in Fund shares	696,208	1,138,872

Redemptions	(4,038,590)	(12,086,607)

Converted from Class B shares	13,420	82,938

Converted from Class C shares	522,821	3,476,243

Net increase	1,865,469	884,395

Class B	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	2	23

Issued to shareholders electing to receive payments of distributions in Fund shares	254	1,682

Redemptions	(177)	(9,400)

Converted to Class A shares	(13,525)	(83,222)

Net decrease	(13,446)	(90,917)

Class C	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	2,244,799	1,818,684

Issued to shareholders electing to receive payments of distributions in Fund shares	213,346	501,610

Redemptions	(1,485,024)	(4,307,595)

Converted to Class A shares	(564,868)	(3,753,548)

Net increase (decrease)	408,253	(5,740,849)

Class I	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	18,539,014	33,033,051

Issued to shareholders electing to receive payments of distributions in Fund shares	1,460,956	2,562,373

Redemptions	(10,012,255)	(38,077,931)

Net increase (decrease)	9,987,715	(2,482,507)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2019 is included in the Portfolio of Investments. At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Futures Contracts	$—	$(844,977)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(2,496,512)	$603,117

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2019, which is indicative of the volume of this derivative type, was approximately $38,062,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,307,358,271	$—	$1,307,358,271

Taxable Municipal Securities	—	64,296,520	—	64,296,520

Corporate Bonds & Notes	—	17,569,148	—	17,569,148

Total Investments	$—	$1,389,223,939	$—	$1,389,223,939

Liability Description

Futures Contracts	$(844,977)	$—	$—	$(844,977)

Total	$(844,977)	$—	$—	$(844,977)

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

30

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Yield Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

31

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

32

Eaton Vance

High Yield Municipal Income Fund

July 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706    7.31.19

Eaton Vance

TABS Municipal Bond Funds

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2019

Eaton Vance

TABS Municipal Bond Funds

Performance and Fund Profile

TABS Short-Term Municipal Bond Fund	2
TABS Intermediate-Term Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2019

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	2.63%	4.24%	1.43%	2.03%
Class A with 2.25% Maximum Sales Charge	—	—	0.31	1.86	0.98	1.80
Class C at NAV	03/27/2009	12/31/1998	2.35	3.56	0.68	1.27
Class C with 1% Maximum Sales Charge	—	—	1.35	2.56	0.68	1.27
Class I at NAV	03/27/2009	12/31/1998	2.76	4.49	1.67	2.29
Bloomberg Barclays 5 Year Municipal Bond Index	—	—	3.72%	5.69%	2.44%	3.11%
Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index	—	—	3.17	5.07	2.02	2.51

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/27/2009	12/31/1998	1.82%	0.87%	1.65%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.70	0.99	1.62
Class C After Taxes on Distributions		03/27/2009	12/31/1998	2.55	0.58	1.13
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	1.83	0.62	1.07
Class I After Taxes on Distributions		03/27/2009	12/31/1998	4.46	1.55	2.12
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	3.37	1.59	2.06

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.86%	1.61%	0.61%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.51%	0.76%	1.76%
SEC 30-day Yield				0.75	0.02	1.02

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2019

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	4.28%	6.08%	2.93%	4.30%
Class A with 2.25% Maximum Sales Charge	—	—	1.94	3.69	2.47	4.05
Class C at NAV	02/01/2010	02/01/2010	3.89	5.29	2.16	3.53
Class C with 1% Maximum Sales Charge	—	—	2.89	4.29	2.16	3.53
Class I at NAV	02/01/2010	02/01/2010	4.40	6.34	3.19	4.57
Bloomberg Barclays Municipal Managed Money Intermediate 1-17 Year Bond Index	—	—	4.86%	7.50%	3.41%	3.89%
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	4.45	7.22	3.22	3.92

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	3.68%	2.46%	3.95%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	2.97	2.32	3.57
Class C After Taxes on Distributions		02/01/2010	02/01/2010	4.29	2.15	3.43
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.03	1.93	3.00
Class I After Taxes on Distributions		02/01/2010	02/01/2010	6.33	3.17	4.47
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	4.66	2.95	4.06

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.98%	1.73%	0.73%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.81%	1.05%	2.06%
SEC 30-day Yield – Subsidized				0.91	0.18	1.18
SEC 30-day Yield – Unsubsidized				0.86	0.14	1.13

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-7 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. Bloomberg Barclays Municipal Managed Money Intermediate 1-17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1-17 year maturity component of the Bloomberg Barclays Municipal Managed Money Bond Index. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for TABS Intermediate-Term Municipal Bond Fund that continues through 5/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profiles subject to change due to active management.

4

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.30	$4.47	0.89%
Class C	$1,000.00	$1,023.50	$8.23	1.64%
Class I	$1,000.00	$1,027.60	$3.22	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46	0.89%
Class C	$1,000.00	$1,016.70	$8.20	1.64%
Class I	$1,000.00	$1,021.60	$3.21	0.64%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

5

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Fund Expenses — continued

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.80	$4.56	**	0.90%
Class C	$1,000.00	$1,038.90	$8.34	**	1.65%
Class I	$1,000.00	$1,044.00	$3.29	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	**	0.90%
Class C	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,021.60	$3.26	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.5%
Security	Principal Amount (000’s omitted)	Value

Education — 2.3%

Noblesville Multi-School Building Corp., IN, 5.00%, 7/15/22	$3,075	$3,360,729

Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	259,373

University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	2,975	3,037,981

		$6,658,083

Electric Utilities — 1.6%

Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$1,241,510

Lakeland, FL, Energy System Revenue, 2.75%, 10/1/28	500	526,745

Seattle, WA, Municipal Light and Power Revenue, 1.89%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	1,000	1,005,930

Southern California Public Power Authority, 5.00%, 7/1/26	860	923,047

Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,071,140

		$4,768,372

Escrowed / Prerefunded — 8.0%

Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	$500	$509,460

Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,733,600

Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,254,350

Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/49	33,580	7,907,083

Minnesota, Escrowed to Maturity, 4.00%, 8/1/19	55	55,000

St. Mary Hospital Authority, PA, (Catholic Health East), Prerefunded to 5/15/20, 5.00%, 11/15/22	5,000	5,152,550

		$23,612,043

General Obligations — 38.1%

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	$2,000	$2,478,380

Birmingham, AL, 5.00%, 12/1/28	1,475	1,877,321

Brown County, WI, 4.00%, 11/1/21	620	642,816

California, 2.379%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	7,500	7,527,525

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	148,949

Clark County, NV, 5.00%, 12/1/27	2,500	3,179,875

Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	140,601

College Station, TX, 5.00%, 2/15/24	440	465,617

Columbia County, WI, 4.00%, 8/1/29	1,100	1,257,619

Cuyahoga County, OH, 4.00%, 12/1/37	2,000	2,048,820

Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,784,960

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

El Dorado Union High School District, CA, 0.00%, 8/1/21	$45	$43,887

Fairfax County, VA, 4.00%, 4/1/23	500	509,950

Florida Board of Education, 4.00%, 6/1/26	3,000	3,220,920

Florida Board of Education, 5.00%, 6/1/22	830	857,307

Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,200	2,572,658

Fort Worth, TX, 5.00%, 3/1/28	1,130	1,430,049

Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	300	301,002

Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	10,190,000

Hawaii, 5.00%, 10/1/29	2,500	3,151,100

Hazelwood School District, MO, 4.00%, 3/1/28	3,550	4,064,359

Houston Community College System, TX, 5.00%, 2/15/27	3,500	3,693,865

Houston Independent School District, TX, 2.20% to 6/1/20 (Put Date), 6/1/39	2,000	2,015,140

Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	504,200

Illinois Community College District No. 525, 3.00%, 6/1/25	500	518,660

Johnston County, NC, 5.00%, 2/1/24	2,500	2,921,300

Joliet Community College District No. 525, IL, 4.00%, 6/1/26	2,080	2,233,546

Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,445,349

Leander Independent School District, TX, 0.00%, 8/15/20	3,000	2,959,680

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	672,308

Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/26	230	259,868

Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/27	270	307,549

Massachusetts, 5.00%, 12/1/24	5,000	5,991,500

Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,238,180

Minnesota, 4.00%, 8/1/19	2,945	2,945,000

Montgomery County, MD, 5.00%, 12/1/27	5,000	5,951,700

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	899,791

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	842,337

New York, 5.00%, 8/1/26	1,000	1,244,190

Ohio, 5.00%, 6/15/27	2,500	2,835,125

Peralta Community College District, CA, 5.00%, 8/1/23	140	162,306

Poudre School District No. R-1, CO, 5.00%, 12/15/27	500	637,830

Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,217,510

Schaumburg, IL, 4.00%, 12/1/25	1,150	1,247,784

Springfield School District No. 19, OR, 5.00%, 6/15/30	1,180	1,401,580

Sugar Land, TX, 5.00%, 2/15/23	1,105	1,250,252

Tacoma Metropolitan Park District, WA, 4.00%, 12/1/29	1,090	1,298,048

Tennessee, 3.00%, 10/1/26	275	280,426

Travis County, TX, Limited Tax Obligations, 2.00%, 3/1/27	1,240	1,272,996

7	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Upper Merion Area School District, PA, 2.30%, 2/15/24	$725	$725,573

Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	631,301

Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,350	1,395,441

West Chester Area School District, PA, 4.00%, 5/15/28	1,365	1,522,221

West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	369,462

Williamson County, TN, 4.00%, 4/1/28	1,000	1,157,250

Williamson County, TN, 5.00%, 4/1/25	3,475	4,196,479

Wilton, CT, 2.00%, 5/1/27	360	368,093

Wilton, CT, 2.00%, 5/1/28	220	223,857

Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23, 8/15/41(2)(3)	1,000	1,002,320

		$111,733,732

Hospital — 13.1%

Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	$445	$459,863

Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	779,304

Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	6,535,882

Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.78%, (SIFMA + 0.38%), 10/18/22 (Put Date), 1/1/35(1)	1,000	1,001,750

Michigan Finance Authority, (McLaren Health Care), 5.00%, 2/15/28	1,000	1,259,920

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/26	2,500	3,071,550

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	4,389,035

New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,018,757

Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/24 (Put Date), 5/15/57	4,000	4,567,920

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,922,740

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.05%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	2,200	2,208,712

Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,652,760

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	400,000

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,172,443

		$38,440,636

Security	Principal Amount (000’s omitted)	Value

Housing — 2.8%

FHLMC Multifamily VRD Certificates, (Liq: Freddie Mac), 1.63%, 6/15/35(4)	$1,500	$1,500,000

Minnesota Housing Finance Agency, 2.35%, 7/1/21	145	147,405

New York Housing Finance Agency, (Affordable Housing Corp.), 2.65%, 5/1/23	2,500	2,548,875

New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	4,000	4,032,760

		$8,229,040

Insured – General Obligations — 0.2%

Washington, (NPFG), 0.00%, 6/1/21	$620	$606,162

		$606,162

Insured – Lease Revenue / Certificates of Participation — 0.1%

Conotton Valley Union Local School District, OH, (MAC), 5.00%, 12/1/26	$300	$359,226

		$359,226

Insured – Water and Sewer — 0.2%

Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$585	$621,872

		$621,872

Lease Revenue / Certificates of Participation — 6.8%

Colorado, (Building Excellent Schools Today), 5.00%, 3/15/27	$3,275	$4,097,811

Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,306,920

Malibu, CA, 5.00%, 11/1/38	275	277,475

Malibu, CA, 5.00%, 11/1/43	225	226,991

Malibu, CA, 5.00%, 11/1/48	375	378,252

Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	629,764

Ohio, (Voting System Acquisition Project), 5.00%, 9/1/28	5,150	6,611,930

Volusia County School Board, FL, 5.00%, 8/1/21	325	349,703

		$19,878,846

Other Revenue — 3.6%

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.99%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,507,670

Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,325	4,057,631

		$10,565,301

8	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.2%

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.85%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	$1,000	$1,000,630

Denver City and County, CO, Dedicated Tax Revenue, 0.00%, 8/1/29	200	156,716

Denver City and County, CO, Dedicated Tax Revenue, 0.00%, 8/1/30	400	300,216

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,996,067

Reno, NV, Sales Tax Revenue, 5.00%, 6/1/25	750	888,225

Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	1,500	1,785,435

Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,149,812

		$12,277,101

Transportation — 14.4%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/25	$2,500	$2,777,900

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.173%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	10,000	10,024,900

E-470 Public Highway Authority, CO, 1.961%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,002,750

Illinois Toll Highway Authority, 5.00%, 1/1/27	3,000	3,681,360

Illinois Toll Highway Authority, 5.00%, 1/1/28	3,000	3,744,480

North Texas Tollway Authority, 2.07%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	2,500	2,500,150

Pennsylvania Turnpike Commission, 2.10%, (SIFMA + 0.70%), 12/1/23(1)	3,000	3,019,080

South Carolina Transportation Infrastructure Bank, 2.05%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	11,500	11,527,255

		$42,277,875

Water and Sewer — 6.1%

Charleston, SC, Waterworks and Sewer System Revenue, 1.953%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	$5,000	$5,007,050

Houston, TX, Combined Utility System Revenue, 1.946%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	3,500	3,502,415

Indianapolis, IN, Water System Revenue, 5.00%, 10/1/27	1,500	1,900,095

Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	500	599,900

Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,033,311

Oklahoma City Water Utilities Trust, OK, 4.00%, 7/1/25	1,000	1,106,520

Riverside, CA, Water System Revenue, 2.03%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	870	870,687

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	$2,500	$2,574,050

Sanford, NC, Enterprise Systems Revenue, 5.00%, 6/1/27	605	760,201

Sanford, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	305	397,470

Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	175,000

		$17,926,699

Total Tax-Exempt Municipal Securities — 101.5% (identified cost $288,489,630)		$297,954,988

Taxable Municipal Securities — 1.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

New York Environmental Facilities Corp., NY, 2.42%, 1/15/23	$530	$533,858

		$533,858

Lease Revenue / Certificates of Participation — 0.3%

Oregon Department of Administrative Services, (Elliott State Forest), 3.169%, 5/1/26	$1,000	$1,046,020

		$1,046,020

Special Tax Revenue — 0.7%

New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	$900	$920,295

Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	618,318

Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	469,877

		$2,008,490

Total Taxable Municipal Securities — 1.2% (identified cost $3,497,614)		$3,588,368

Total Investments — 102.7% (identified cost $291,987,244)		$301,543,356

Other Assets, Less Liabilities — (2.7)%		$(7,818,077)

Net Assets — 100.0%		$293,725,279

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

9	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

At July 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.6%

California	11.8%

Others, representing less than 10% individually	77.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 0.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agency. The aggregate percentage insured by an individual financial institution or a financial guaranty assurance agency ranged from 0.1% to 0.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(2)	When-issued security.

(3)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2019.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

Abbreviations:

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

MAC	–	Municipal Assurance Corp.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.1%

Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,335,746

Texas Water Development Board, 4.00%, 10/15/34	2,445	2,799,060

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/37	2,410	2,754,943

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/38	2,290	2,609,959

		$9,499,708

Education — 3.3%

Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	$2,050	$2,244,463

District of Columbia, (Georgetown University), 5.00%, 4/1/31	2,455	2,987,441

Nevada System of Higher Education, 5.00%, 7/1/23	500	572,040

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	666,204

South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,432,776

University of North Carolina at Chapel Hill, 1.96%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,700	5,714,421

Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,486,822

		$15,104,167

Electric Utilities — 4.1%

Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	$1,000	$1,046,370

Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,480,631

North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,676,372

Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	887,185

Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	1,000	1,077,600

Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/24	1,000	1,135,070

Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,506,550

Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	4,047,610

Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,859,494

		$18,716,882

Escrowed / Prerefunded — 1.5%

Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/26	$545	$585,030

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Metropolitan Transportation Authority, NY, Prerefunded to 5/15/23, 5.00%, 11/15/32	$1,000	$1,151,050

Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), Prerefunded to 3/1/20, 5.00%, 3/1/31	505	516,423

North Olmsted City School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/32	1,000	1,164,480

Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,212,707

		$6,629,690

General Obligations — 31.7%

Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$6,221,000

Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,167,350

Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	2,000	2,272,800

Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/36	2,090	2,366,883

Anchorage, AK, 5.00%, 9/1/28	1,835	2,211,065

Batavia, IL, 4.00%, 11/1/24	755	810,425

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/35	5,000	6,110,600

Beverly Hills Unified School District, CA, (Election of 2018), 3.00%, 8/1/37	6,765	6,937,102

California, 2.379%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	6,500	6,523,855

California, 5.00%, 8/1/28	2,000	2,601,200

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	622,076

Channahon, IL, 4.00%, 12/1/20	545	560,031

Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,599,950

Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,182,980

Crystal Lake, IL, 4.00%, 12/15/23	455	495,195

Dallas County, TX, 5.00%, 8/15/29	5,200	6,366,568

Dallas, TX, 5.00%, 2/15/29	5,000	5,726,100

Decatur, IL, 5.00%, 3/1/23	1,030	1,145,185

Douglas County School District No. RE-1, CO, 4.00%, 12/15/35	3,120	3,540,701

Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,131,710

Florida Board of Education, 5.00%, 6/1/28	5,000	6,048,200

Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	882,190

Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,753,605

Greensboro, NC, 5.00%, 2/1/28	1,790	2,223,269

Homewood, AL, 5.00%, 9/1/32	1,070	1,286,161

King County, WA, 5.00%, 12/1/26	2,350	2,730,042

La Grange Park District, IL, 5.00%, 12/1/22	440	489,249

11	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Lakeland, FL, 5.00%, 10/1/31	$1,860	$2,179,381

Lawrence, KS, 2.00%, 5/1/21	3,000	3,017,340

Leander Independent School District, TX, 0.00%, 8/15/20	1,955	1,928,725

Leander Independent School District, TX, 0.00%, 8/15/23	1,000	941,420

Lincoln, MA, 4.00%, 3/1/33	2,285	2,666,252

Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,153,472

Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	983,370

Macomb County, MI, 4.00%, 5/1/24	1,000	1,126,250

Maine, 5.00%, 6/1/25	3,000	3,638,310

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,939,328

Neshaminy School District, PA, 4.00%, 11/1/26	660	729,604

New Hampshire, 4.00%, 12/1/32	2,385	2,768,413

New York, 5.00%, 2/15/20	1,210	1,236,935

North Charleston Sewer District, SC, 4.00%, 1/1/23	310	322,338

North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/36	760	868,209

North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/37	600	682,734

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/35	1,650	1,987,441

Pennsylvania, 4.00%, 6/1/30	2,500	2,651,225

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,733,297

Round Lake Beach, IL, 4.00%, 12/15/21	435	461,013

Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,631,756

San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,504,629

San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,799,835

South Texas Community College District, 5.00%, 8/15/23	1,560	1,790,131

Tennessee, 5.00%, 9/1/29	1,800	2,124,882

Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,341,155

Will County, IL, 4.00%, 11/15/36	2,750	2,997,087

Winnetka, IL, 4.00%, 12/15/23	300	317,745

Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	873,544

Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,153,720

		$143,555,033

Hospital — 7.3%

Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	$765	$811,810

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,222,610

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	$2,660	$3,081,397

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,665,214

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/31	2,500	2,805,150

Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,563,981

Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.78%, (SIFMA + 0.38%), 10/18/22 (Put Date), 1/1/35(1)	1,000	1,001,750

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	917,912

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	355	383,148

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	243,350

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	2,005	2,262,542

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	545	628,227

Ohio, (Cleveland Clinic Health System), 1.80%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	5,500	5,514,135

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,189,815

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	604,641

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	698,622

Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,567,800

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,101,490

		$33,263,594

Housing — 1.1%

New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	$5,000	$5,040,950

		$5,040,950

Insured – Escrowed / Prerefunded — 0.2%

Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$1,055	$1,070,329

		$1,070,329

12	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.4%

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,086,003

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,149,500

		$6,235,503

Insured – Special Tax Revenue — 2.5%

Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	$2,000	$2,258,520

Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/36	1,000	1,094,690

Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/36	4,000	4,505,240

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,597,384

		$11,455,834

Insured – Water and Sewer — 0.8%

Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$1,870	$1,952,916

Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	80	83,514

Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	50	52,171

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/32	275	314,022

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/34	225	254,457

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/35	270	304,641

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/36	255	286,725

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/37	200	224,030

		$3,472,476

Lease Revenue / Certificates of Participation — 4.1%

Charlotte, NC, (Convention Facility), 4.00%, 6/1/37	$1,675	$1,896,418

Cincinnati City School District, OH, 5.00%, 12/15/29	1,305	1,519,607

Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	821,460

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,695,638

Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,314,413

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,623,153

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	$260	$324,683

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	600	746,520

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/39	425	527,327

South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,167,580

South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,723,995

Virginia Public Building Authority, 4.00%, 8/1/35	1,000	1,152,170

		$18,512,964

Other Revenue — 11.6%

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,119,300

Black Belt Energy Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/49	5,000	5,589,050

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 2.012%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(1)	5,000	5,008,700

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.882%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	2,500	2,501,750

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	1,055	1,260,166

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	1,147,318

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/35	500	586,375

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	450	527,238

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,538,750

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,010,710

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.97%, (SIFMA + 0.57%), 8/1/48(1)	8,000	7,966,800

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00%, 4/1/48	5,000	5,462,100

Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,636,900

Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	6,000	6,957,120

		$52,312,277

13	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.8%

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.03%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	$2,500	$2,507,750

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,185,740

		$3,693,490

Special Tax Revenue — 0.5%

Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.93%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	$2,025	$2,026,843

		$2,026,843

Transportation — 17.6%

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	$1,000	$1,151,660

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,148,980

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,577,850

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,750	4,561,012

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,803,975

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,524,200

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,613,560

Delaware River and Bay Authority, DE, 5.00%, 1/1/21	1,000	1,053,540

E-470 Public Highway Authority, CO, 1.961%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	3,000	3,001,650

Florida Department of Transportation, 5.00%, 7/1/28	2,455	3,045,796

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,199,980

Illinois Toll Highway Authority, 5.00%, 1/1/32	600	703,104

Illinois Toll Highway Authority, 5.00%, 1/1/33	1,300	1,521,910

Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,142,340

Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,396,370

Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,236,060

Metropolitan Transportation Authority, NY, 2.43%, (67% of 1 mo. USD LIBOR + 0.82%), 2/1/22 (Put Date), 11/1/26(1)	7,500	7,546,125

Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	3,500	4,320,505

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/26	3,000	3,668,400

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	2,115	2,606,505

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	2,265	2,781,964

San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27(2)	1,000	1,007,420

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

South Carolina Transportation Infrastructure Bank, 2.05%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	$18,500	$18,543,845

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,694,950

		$79,851,701

Water and Sewer — 6.6%

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	$3,870	$4,730,030

Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,159,420

Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,549,191

Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	756,264

Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	508,653

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/36	6,000	6,891,360

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,371,915

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,307,691

Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,143,020

Seattle, WA, Wastewater System Revenue, 4.00%, 4/1/35	2,055	2,276,098

Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,998,442

		$29,692,084

Total Tax-Exempt Municipal Securities — 97.2% (identified cost $415,536,721)		$440,133,525

14	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$534,910

Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	668,800

Total Taxable Municipal Securities — 0.2% (identified cost $1,121,720)		$1,203,710

Total Investments — 97.4% (identified cost $416,658,441)		$441,337,235

Other Assets, Less Liabilities — 2.6%		$11,621,592

Net Assets — 100.0%		$452,958,827

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.4%

Others, representing less than 10% individually	84.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 2.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 0.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FGIC	–	Financial Guaranty Insurance Company

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

USD	–	United States Dollar

15	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Statements of Assets and Liabilities (Unaudited)

	July 31, 2019
Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investments —

Identified cost	$291,987,244	$416,658,441

Unrealized appreciation	9,556,112	24,678,794

Investments, at value	$301,543,356	$441,337,235

Cash	$33,844	$12,637,234

Interest receivable	2,586,551	3,622,010

Receivable for Fund shares sold	725,662	556,029

Receivable from affiliate	—	18,725

Total assets	$304,889,413	$458,171,233

Liabilities

Demand note payable	$9,600,000	$—

Payable for investments purchased	—	3,023,723

Payable for when-issued securities	1,000,000	1,000,000

Payable for Fund shares redeemed	170,941	390,478

Distributions payable	113,613	407,695

Payable to affiliates:

Investment adviser and administration fee	128,843	229,118

Distribution and service fees	50,506	30,718

Accrued expenses	100,231	130,674

Total liabilities	$11,164,134	$5,212,406

Net Assets	$293,725,279	$452,958,827

Sources of Net Assets

Paid-in capital	$285,030,967	$428,190,986

Distributable earnings	8,694,312	24,767,841

Net Assets	$293,725,279	$452,958,827

Class A Shares

Net Assets	$110,623,752	$50,281,902

Shares Outstanding	10,495,239	3,988,017

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.54	$12.61

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.78	$12.90

Class C Shares

Net Assets	$29,871,275	$22,534,766

Shares Outstanding	2,840,601	1,787,709

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.52	$12.61

Class I Shares

Net Assets	$153,230,252	$380,142,159

Shares Outstanding	14,533,031	30,120,249

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.54	$12.62

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Funds’ prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2019
Investment Income	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Interest	$3,821,869	$6,189,707

Total investment income	$3,821,869	$6,189,707

Expenses

Investment adviser and administration fee	$807,684	$1,300,141

Distribution and service fees

Class A	136,395	55,123

Class C	169,132	120,056

Trustees’ fees and expenses	7,719	11,226

Custodian fee	40,100	54,228

Transfer and dividend disbursing agent fees	53,778	114,911

Legal and accounting services	28,073	28,175

Printing and postage	10,008	14,509

Registration fees	25,159	41,097

Miscellaneous	12,957	12,742

Total expenses	$1,291,005	$1,752,208

Deduct —

Allocation of expenses to affiliate	$—	$167,372

Total expense reductions	$—	$167,372

Net expenses	$1,291,005	$1,584,836

Net investment income	$2,530,864	$4,604,871

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,121,952	$3,987,410

Net realized gain	$1,121,952	$3,987,410

Change in unrealized appreciation (depreciation) —

Investments	$4,626,492	$10,041,397

Net change in unrealized appreciation (depreciation)	$4,626,492	$10,041,397

Net realized and unrealized gain	$5,748,444	$14,028,807

Net increase in net assets from operations	$8,279,308	$18,633,678

17	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Statements of Changes in Net Assets

	Six Months Ended July 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

From operations —

Net investment income	$2,530,864	$4,604,871

Net realized gain	1,121,952	3,987,410

Net change in unrealized appreciation (depreciation)	4,626,492	10,041,397

Net increase in net assets from operations	$8,279,308	$18,633,678

Distributions to shareholders —

Class A	$(861,628)	$(431,203)

Class C	(140,010)	(144,813)

Class I	(1,506,040)	(4,025,818)

Total distributions to shareholders	$(2,507,678)	$(4,601,834)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,922,830	$10,617,973

Class C	562,878	1,219,177

Class I	19,787,669	54,462,740

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	753,025	260,070

Class C	117,061	58,223

Class I	911,347	1,772,538

Cost of shares redeemed

Class A	(11,688,285)	(4,789,675)

Class C	(6,338,627)	(3,924,277)

Class I	(35,239,370)	(84,567,118)

Net asset value of shares converted

Class A	931,137	51,578

Class C	(931,137)	(51,578)

Net decrease in net assets from Fund share transactions	$(26,211,472)	$(24,890,349)

Net decrease in net assets	$(20,439,842)	$(10,858,505)

Net Assets

At beginning of period	$314,165,121	$463,817,332

At end of period	$293,725,279	$452,958,827

18	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Statements of Changes in Net Assets – continued

	Year Ended January 31, 2019
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

From operations —

Net investment income	$5,258,523	$10,091,677

Net realized loss	(1,650,988)	(492,750)

Net change in unrealized appreciation (depreciation)	2,630,490	1,921,475

Net increase in net assets from operations	$6,238,025	$11,520,402

Distributions to shareholders —

Class A	$(1,945,492)	$(861,103)

Class C	(326,194)	(322,058)

Class I	(2,962,149)	(8,895,783)

Total distributions to shareholders	$(5,233,835)	$(10,078,944)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,209,302	$4,302,642

Class C	1,888,722	1,985,352

Class I	70,230,004	141,045,676

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,675,245	528,823

Class C	279,114	144,386

Class I	2,060,815	3,477,172

Cost of shares redeemed

Class A	(49,297,736)	(11,801,998)

Class C	(17,405,888)	(5,875,657)

Class I	(87,365,549)	(162,581,776)

Net asset value of shares converted

Class A	1,103,425	1,087,728

Class C	(1,103,425)	(1,087,728)

Net decrease in net assets from Fund share transactions	$(67,725,971)	$(28,775,380)

Net decrease in net assets	$(66,721,781)	$(27,333,922)

Net Assets

At beginning of year	$380,886,902	$491,151,254

At end of year	$314,165,121	$463,817,332

19	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Financial Highlights

	Short-Term Municipal Bond Fund — Class A

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$10.350		$10.300	$10.370	$10.690	$10.740		$10.580

Income (Loss) From Operations

Net investment income	$0.082	(1)	$0.154 (1)	$0.149	$0.130	$0.134		$0.122

Net realized and unrealized gain (loss)	0.190		0.049	(0.074)	(0.254)	0.011	(2)	0.173

Total income (loss) from operations	$0.272		$0.203	$0.075	$(0.124)	$0.145		$0.295

Less Distributions

From net investment income	$(0.082)		$(0.153)	$(0.145)	$(0.128)	$(0.133)		$(0.119)

From net realized gain	—		—	—	(0.068)	(0.062)		(0.016)

Total distributions	$(0.082)		$(0.153)	$(0.145)	$(0.196)	$(0.195)		$(0.135)

Net asset value — End of period	$10.540		$10.350	$10.300	$10.370	$10.690		$10.740

Total Return(3)	2.63	%(4)	2.00%	0.71%	(1.18)%	1.38%		2.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$110,624		$113,654	$149,651	$199,916	$227,242		$243,950

Ratios (as a percentage of average daily net assets):

Expenses	0.89	%(5)	0.91%	0.90%	0.90%	0.89	%(6)	0.90	%(6)

Net investment income	1.59	%(5)	1.50%	1.39%	1.21%	1.26%		1.12%

Portfolio Turnover	20	%(4)	67%	54%	63%	47%		33%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

20	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$10.320		$10.270	$10.340	$10.660	$10.720		$10.560

Income (Loss) From Operations

Net investment income(1)	$0.044		$0.077	$0.067	$0.049	$0.054		$0.040

Net realized and unrealized gain (loss)	0.199		0.049	(0.071)	(0.253)	0.001	(2)	0.175

Total income (loss) from operations	$0.243		$0.126	$(0.004)	$(0.204)	$0.055		$0.215

Less Distributions

From net investment income	$(0.043)		$(0.076)	$(0.066)	$(0.048)	$(0.053)		$(0.039)

From net realized gain	—		—	—	(0.068)	(0.062)		(0.016)

Total distributions	$(0.043)		$(0.076)	$(0.066)	$(0.116)	$(0.115)		$(0.055)

Net asset value — End of period	$10.520		$10.320	$10.270	$10.340	$10.660		$10.720

Total Return(3)	2.35	%(4)	1.24%	(0.04)%	(1.92)%	0.53%		2.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,871		$35,832	$52,079	$69,622	$85,043		$106,273

Ratios (as a percentage of average daily net assets):

Expenses	1.64	%(5)	1.66%	1.65%	1.65%	1.65	%(6)	1.65	%(6)

Net investment income	0.84	%(5)	0.75%	0.64%	0.46%	0.51%		0.37%

Portfolio Turnover	20	%(4)	67%	54%	63%	47%		33%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

21	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$10.350		$10.300	$10.370	$10.690	$10.750		$10.590

Income (Loss) From Operations

Net investment income	$0.097		$0.181	$0.172	$0.156	$0.161		$0.145

Net realized and unrealized gain (loss)	0.188		0.048	(0.071)	(0.253)	0.001	(1)	0.177

Total income (loss) from operations	$0.285		$0.229	$0.101	$(0.097)	$0.162		$0.322

Less Distributions

From net investment income	$(0.095)		$(0.179)	$(0.171)	$(0.155)	$(0.160)		$(0.146)

From net realized gain	—		—	—	(0.068)	(0.062)		(0.016)

Total distributions	$(0.095)		$(0.179)	$(0.171)	$(0.223)	$(0.222)		$(0.162)

Net asset value — End of period	$10.540		$10.350	$10.300	$10.370	$10.690		$10.750

Total Return(2)	2.76	%(3)	2.25%	0.96%	(0.93)%	1.54%		3.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$153,230		$164,679	$179,156	$204,247	$217,956		$242,029

Ratios (as a percentage of average daily net assets):

Expenses	0.64	%(4)	0.66%	0.65%	0.65%	0.64	%(5)	0.65	%(5)

Net investment income	1.84	%(4)	1.75%	1.64%	1.46%	1.51%		1.37%

Portfolio Turnover	20	%(3)	67%	54%	63%	47%		33%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

22	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$12.210		$12.160	$12.070	$12.430	$12.320		$11.600

Income (Loss) From Operations

Net investment income	$0.120		$0.235	$0.227	$0.197	$0.199		$0.191

Net realized and unrealized gain (loss)	0.400		0.050	0.090	(0.353)	0.110		0.720

Total income (loss) from operations	$0.520		$0.285	$0.317	$(0.156)	$0.309		$0.911

Less Distributions

From net investment income	$(0.120)		$(0.235)	$(0.227)	$(0.196)	$(0.199)		$(0.191)

From net realized gain	—		—	—	(0.008)	—		—

Total distributions	$(0.120)		$(0.235)	$(0.227)	$(0.204)	$(0.199)		$(0.191)

Net asset value — End of period	$12.610		$12.210	$12.160	$12.070	$12.430		$12.320

Total Return(1)(2)	4.28	%(3)	2.38%	2.62%	(1.29)%	2.57%		7.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,282		$42,715	$48,494	$57,262	$61,227		$58,616

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.90	%(4)	0.90%	0.90%	0.90%	0.90	%(5)	0.92	%(5)

Net investment income	1.95	%(4)	1.95%	1.85%	1.57%	1.65%		1.60%

Portfolio Turnover	34	%(3)	86%	62%	68%	62%		77%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.07%, 0.07%, 0.09% and 0.08% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

23	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$12.210		$12.160	$12.060	$12.430	$12.310		$11.600

Income (Loss) From Operations

Net investment income	$0.073		$0.143	$0.134	$0.101	$0.109		$0.102

Net realized and unrealized gain (loss)	0.401		0.051	0.101	(0.361)	0.120		0.709

Total income (loss) from operations	$0.474		$0.194	$0.235	$(0.260)	$0.229		$0.811

Less Distributions

From net investment income	$(0.074)		$(0.144)	$(0.135)	$(0.102)	$(0.109)		$(0.101)

From net realized gain	—		—	—	(0.008)	—		—

Total distributions	$(0.074)		$(0.144)	$(0.135)	$(0.110)	$(0.109)		$(0.101)

Net asset value — End of period	$12.610		$12.210	$12.160	$12.060	$12.430		$12.310

Total Return(1)(2)	3.89	%(3)	1.61%	1.94%	(2.11)%	1.88%		7.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,535		$24,456	$29,221	$34,920	$38,737		$37,435

Ratios (as a percentage of average daily net assets):

Expenses(2)	1.65	%(4)	1.65%	1.65%	1.65%	1.65	%(5)	1.67	%(5)

Net investment income	1.21	%(4)	1.20%	1.10%	0.82%	0.90%		0.85%

Portfolio Turnover	34	%(3)	86%	62%	68%	62%		77%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.07%, 0.07%, 0.09% and 0.08% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

24	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$12.220		$12.180	$12.080	$12.440	$12.330		$11.610

Income (Loss) From Operations

Net investment income	$0.137		$0.265	$0.258	$0.227	$0.230		$0.221

Net realized and unrealized gain (loss)	0.399		0.040	0.100	(0.352)	0.110		0.720

Total income (loss) from operations	$0.536		$0.305	$0.358	$(0.125)	$0.340		$0.941

Less Distributions

From net investment income	$(0.136)		$(0.265)	$(0.258)	$(0.227)	$(0.230)		$(0.221)

From net realized gain	—		—	—	(0.008)	—		—

Total distributions	$(0.136)		$(0.265)	$(0.258)	$(0.235)	$(0.230)		$(0.221)

Net asset value — End of period	$12.620		$12.220	$12.180	$12.080	$12.440		$12.330

Total Return(1)(2)	4.40	%(3)	2.63%	2.87%	(1.04)%	2.82%		8.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$380,142		$396,647	$413,436	$434,942	$347,631		$273,125

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.65	%(4)	0.65%	0.65%	0.65%	0.65	%(5)	0.67	%(5)

Net investment income	2.21	%(4)	2.19%	2.10%	1.82%	1.90%		1.84%

Portfolio Turnover	34	%(3)	86%	62%	68%	62%		77%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.07%, 0.07%, 0.09% and 0.08% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Eaton Vance TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

26

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholders, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2019, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Deferred capital losses:

Short-term	$1,571,781	$3,907,056

Long-term	$396,492	$—

27

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Aggregate cost	$291,938,654	$416,636,637

Gross unrealized appreciation	$9,604,702	$24,703,705

Gross unrealized depreciation	—	(3,107)

Net unrealized appreciation	$9,604,702	$24,700,598

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short-Term Municipal Bond Fund		Intermediate-Term Municipal Bond Fund

Up to $500 million	0.50	%*	0.60%

$500 million up to $1 billion	0.49	%*	0.60%

*

Pursuant to a fee reduction agreement effective May 1, 2019 between the Trust on behalf of Short-Term Municipal Bond Fund and EVM. Prior to May 1, 2019, the annual investment adviser and administration fee rate for Short-Term Municipal Bond Fund was 0.55% on Daily Net Assets up to $500 million and 0.54% on Daily Net Assets from $500 million but less than $1 billion.

On average daily net assets of $1 billion or more, the rates are reduced.

For the six months ended July 31, 2019, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investment Adviser and Administration Fee	$807,684	$1,300,141

Effective Annual Rate	0.53%	0.60%

For Intermediate-Term Municipal Bond Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2020. Pursuant to this agreement, EVM was allocated $167,372 of Intermediate-Term Municipal Bond Fund’s operating expenses for the six months ended July 31, 2019.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

28

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2019 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

EVM’s Sub-Transfer Agent Fees	$2,910	$1,830

EVD’s Class A Sales Charges	$86	$1,460

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2019 for Class A shares amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A Distribution and Service Fees	$136,395	$55,123

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Distribution Fees	$126,849	$90,042

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2019 amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Service Fees	$42,283	$30,014

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares of Intermediate-Term Municipal Bond Fund may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the

29

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C	$200	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2019 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Purchases	$60,581,709	$146,700,714

Sales	$66,702,259	$177,565,236

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	469,400	54,193	1,900,172

Issued to shareholders electing to receive payments of distributions in Fund shares	72,083	11,235	87,194

Redemptions	(1,121,250)	(607,162)	(3,368,186)

Converted from Class C shares	89,049	—	—

Converted to Class A shares	—	(89,229)	—

Net decrease	(490,718)	(630,963)	(1,380,820)

	Year Ended January 31, 2019
	Class A	Class C	Class I

Sales	996,823	184,904	6,856,949

Issued to shareholders electing to receive payments of distributions in Fund shares	163,559	27,318	201,173

Redemptions	(4,814,522)	(1,702,951)	(8,538,609)

Converted from Class C shares	106,835	—	—

Converted to Class A shares	—	(107,123)	—

Net decrease	(3,547,305)	(1,597,852)	(1,480,487)

30

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	850,645	98,512	4,395,292

Issued to shareholders electing to receive payments of distributions in Fund shares	20,911	4,686	142,369

Redemptions	(386,018)	(314,809)	(6,872,233)

Converted from Class C shares	4,172	—	—

Converted to Class A shares	—	(4,172)	—

Net increase (decrease)	489,710	(215,783)	(2,334,572)

	Year Ended January 31, 2019
	Class A	Class C	Class I

Sales	355,900	164,304	11,656,386

Issued to shareholders electing to receive payments of distributions in Fund shares	43,777	11,957	287,558

Redemptions	(977,358)	(486,470)	(13,446,326)

Converted from Class C shares	89,315	—	—

Converted to Class A shares	—	(89,376)	—

Net decrease	(488,366)	(399,585)	(1,502,382)

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2019, Short-Term Municipal Bond Fund had a balance outstanding pursuant to this line of credit of $9,600,000 at an interest rate of 3.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2019. Short-Term Municipal Bond Fund’s average borrowings or allocated fees during the six months ended July 31, 2019 were not significant. Intermediate-Term Municipal Bond Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

At July 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$297,954,988	$—	$297,954,988

Taxable Municipal Securities	—	3,588,368	—	3,588,368

Total Investments	$—	$301,543,356	$—	$301,543,356

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$440,133,525	$—	$440,133,525

Taxable Municipal Securities	—	1,203,710	—	1,203,710

Total Investments	$—	$441,337,235	$—	$441,337,235

32

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

33

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Eaton Vance TABS Intermediate-Term Municipal Bond Fund and Eaton Vance TABS Short-Term Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies and municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

34

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Eaton Vance TABS Intermediate-Term Municipal Bond Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board’s review also included comparative performance data with respect to the Eaton Vance TABS Short-Term Municipal Bond Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. With respect to the Eaton Vance TABS Intermediate-Term Municipal Bond Fund, the Board concluded that the performance of the Fund was satisfactory. With respect to the Eaton Vance TABS Short-Term Municipal Bond Fund, on the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on each Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board considered the fact that, following discussions with the Contract Review Committee, the Adviser committed to permanently reduce fees of the Eaton Vance TABS Short-Term Municipal Bond Fund in an agreed upon amount, such reduction to be effective May 1, 2019.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

35

Eaton Vance

TABS Municipal Bond Funds

July 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7786    7.31.19

Eaton Vance

TABS Laddered Municipal Bond Funds

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2019

Eaton Vance

TABS Laddered Municipal Bond Funds

Performance and Fund Profile

TABS 1-to-10 Year Laddered Municipal Bond Fund	2
TABS 10-to-20 Year Laddered Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2019

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	3.34%	5.01%	—	2.46%
Class A with 4.75% Maximum Sales Charge	—	—	–1.56	–0.01	—	1.29
Class C at NAV	05/04/2015	05/04/2015	2.96	4.23	—	1.70
Class C with 1% Maximum Sales Charge	—	—	1.96	3.23	—	1.70
Class I at NAV	05/04/2015	05/04/2015	3.47	5.27	—	2.74
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	3.49%	5.50%	2.41%	2.49%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.85%	1.60%	0.60%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.63%	0.88%	1.88%
SEC 30-day Yield – Subsidized				1.07	0.38	1.37
SEC 30-day Yield – Unsubsidized				0.67	–0.05	0.95

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2019

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	6.69%	9.24%	—	5.25%
Class A with 4.75% Maximum Sales Charge	—	—	1.59	4.08	—	4.04
Class C at NAV	05/04/2015	05/04/2015	6.29	8.42	—	4.48
Class C with 1% Maximum Sales Charge	—	—	5.29	7.42	—	4.48
Class I at NAV	05/04/2015	05/04/2015	6.83	9.41	—	5.52
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	6.08%	8.82%	4.63%	4.60%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.90%	2.65%	1.65%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.52%	1.77%	2.78%
SEC 30-day Yield – Subsidized				1.65	0.99	1.99
SEC 30-day Yield – Unsubsidized				–0.40	–1.28	–0.27

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12–17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profiles subject to change due to active management.

4

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.40	$3.28	**	0.65%
Class C	$1,000.00	$1,029.60	$7.05	**	1.40%
Class I	$1,000.00	$1,034.70	$2.02	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Fund Expenses — continued

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,066.90	$3.33	**	0.65%
Class C	$1,000.00	$1,062.90	$7.16	**	1.40%
Class I	$1,000.00	$1,068.30	$2.05	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.1%

North Dakota Public Finance Authority, 5.00%, 10/1/19	$35	$35,219

		$35,219

Education — 4.4%

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/20	$325	$339,027

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	150	161,733

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	125	142,947

Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	101,285

Michigan State University, (SPA: Royal Bank of Canada), 1.40%, 8/15/30(1)	1,000	1,000,000

Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	292,235

UCF Stadium Corp., FL, 5.00%, 3/1/21	150	158,994

UCF Stadium Corp., FL, 5.00%, 3/1/23	250	282,135

West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	112,630

		$2,590,986

Electric Utilities — 3.8%

Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	$200	$215,520

Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/23	780	863,631

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	194,770

San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/19 (Put Date), 12/1/45	225	226,231

San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	255,485

Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	211,310

Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	294,745

		$2,261,692

Escrowed / Prerefunded — 0.7%

Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$173,859

Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	221,854

		$395,713

Security	Principal Amount (000’s omitted)	Value

General Obligations — 28.0%

Aldine Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	$1,060	$1,123,293

Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	125	140,120

Campton Township, IL, 5.00%, 12/15/19	75	76,058

Campton Township, IL, 5.00%, 12/15/22	200	223,336

Campton Township, IL, 5.00%, 12/15/23	105	120,576

Channahon, IL, 4.00%, 12/1/20	220	226,068

Channahon, IL, 4.00%, 12/1/21	565	598,917

Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/20	1,000	1,021,060

Decatur City Board of Education, AL, 5.00%, 2/1/25	50	59,389

Fort Worth, TX, 5.00%, 3/1/20	825	843,661

Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	486,163

Illinois, 5.00%, 2/1/27	2,000	2,285,620

Illinois, 5.00%, 1/1/28	500	560,195

La Grange Park District, IL, 5.00%, 12/1/20	395	414,157

La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	1,000	1,111,570

Lakeland, FL, 5.00%, 10/1/19	50	50,319

Lakeland, FL, 5.00%, 10/1/21	50	54,124

Lakeland, FL, 5.00%, 10/1/22	100	111,841

Lakeland, FL, 5.00%, 10/1/24	50	59,371

Maine, 5.00%, 6/1/25	500	606,385

McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	280,670

New York, NY, 2.10%, (SIFMA + 0.70%), 2/15/20(2)	100	100,340

New York, NY, (LOC: TD Bank, N.A.), 1.35%, 9/1/27(1)	500	500,000

Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 6/1/29	1,000	1,070,260

Schaumburg, IL, 4.00%, 12/1/19	40	40,373

Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25	120	132,002

Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26	115	126,368

Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27	170	186,704

Tennessee, 3.00%, 10/1/27	1,000	1,018,930

Texas, (Texas Water Development Board), 5.00%, 8/1/25	850	914,642

Texas, (Texas Water Development Board), 5.00%, 8/1/26	925	994,958

Texas, (Texas Water Development Board), 5.00%, 8/1/27	1,000	1,075,220

Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	31,091

		$16,643,781

7	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.2%

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.25%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	$500	$517,365

Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,285

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	28,022

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,245,340

Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.78%, (SIFMA + 0.38%), 10/18/22 (Put Date), 1/1/35(2)	1,500	1,502,625

Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.97%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	1,000	1,002,440

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/20	200	204,926

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	500	580,345

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	500	547,860

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	99,548

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,914

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	103,677

Ohio, (Cleveland Clinic Health System), 1.80%, (SIFMA + 0.40%), 1/1/52(2)	1,500	1,503,855

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	40,171

San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	42,414

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	100,916

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	246,238

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	162,146

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	223,008

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	230	256,788

		$8,471,883

Housing — 1.3%

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	$405	$411,261

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New York City Housing Development Corp., NY, 1.70%, 11/1/20	$200	$201,502

New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	167,475

		$780,238

Insured – General Obligations — 2.8%

Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$267,692

Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/25	250	264,075

Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	262,987

Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	525	549,302

New Britain, CT, (BAM), 5.00%, 3/1/25	50	59,095

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	119,219

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,999

Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	50,070

Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	50,942

Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,688

		$1,681,069

Insured – Lease Revenue / Certificates of Participation — 0.8%

Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$255,478

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	213,165

		$468,643

Insured – Special Tax Revenue — 0.0%(3)

Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$12,002

		$12,002

Insured – Transportation — 5.2%

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$1,242,860

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/29	1,510	1,866,783

		$3,109,643

8	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.0%(3)

Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$26,322

		$26,322

Lease Revenue / Certificates of Participation — 1.9%

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	$225	$259,943

Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	346,989

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	105,526

Palm Beach County School Board, FL, 5.00%, 8/1/21	125	134,501

St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	262,397

Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	25,324

		$1,134,680

Other Revenue — 14.7%

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 2.012%, (70% of 1 mo. USD LIBOR + 0.33%), 10/1/47(2)	$2,000	$2,003,480

Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	108,819

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/27	330	398,422

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/28	545	656,180

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/29	600	719,088

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.97%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	2,000	1,991,700

Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	2,000	2,319,040

Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	329,865

West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	117,781

West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	120,709

		$8,765,084

Senior Living / Life Care — 2.6%

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	$60	$67,193

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	68,150

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$921,906

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	53,689

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	113,706

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	165,934

Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	54,959

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	100,236

		$1,545,773

Special Tax Revenue — 3.5%

Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.932%, (70% of 1 mo. USD LIBOR + 0.25%), 3/1/34(2)	$500	$500,455

New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	113,710

Thornton Development Authority, CO, 2.00%, 12/1/19	200	200,570

Thornton Development Authority, CO, 4.00%, 12/1/20	100	103,778

Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,033,130

West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	102,185

		$2,053,828

Transportation — 9.7%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.30%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$500	$506,500

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	299,995

Metropolitan Transportation Authority, NY, 2.43%, (67% of 1 mo. USD LIBOR + 0.82%), 11/1/26(2)	1,000	1,006,150

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	1,000	1,261,030

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	102,250

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	109,876

San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27(4)	1,000	1,007,420

South Carolina Transportation Infrastructure Bank, 2.05%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	1,500	1,503,555

		$5,796,776

9	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.8%

Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$65,358

Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	586,860

DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	399,267

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	597,005

		$1,648,490

Total Tax-Exempt Investments — 96.5% (identified cost $55,789,827)		$57,421,822

Short-Term Investments — 6.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(5)	4,053,889	$4,053,889

Total Short-Term Investments (identified cost $4,053,887)		$4,053,889

Total Investments — 103.3% (identified cost $59,843,714)		$61,475,711

Other Assets, Less Liabilities — (3.3)%		$(1,946,766)

Net Assets — 100.0%		$59,528,945

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	17.6%

Others, representing less than 10% individually	78.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 5.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(3)	Amount is less than 0.05%.
(4)	When-issued security.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.9%
Security	Principal Amount (000’s omitted)	Value

Education — 4.1%

Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$111,264

Colorado School of Mines, 4.00%, 12/1/34	300	335,673

		$446,937

Electric Utilities — 0.5%

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$55,066

		$55,066

General Obligations — 26.0%

Beverly Hills Unified School District, CA, (Election of 2018), 3.00%, 8/1/37	$250	$256,360

California, 4.00%, 9/1/32	225	255,791

Colonial School District, PA, 5.00%, 2/15/36	100	118,018

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/39	200	227,102

Lakeland, FL, 5.00%, 10/1/29	100	117,828

Lakeland, FL, 5.00%, 10/1/31	100	117,171

Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	173,124

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	142,626

Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	200	218,572

Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	111,852

North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/37	155	176,373

North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/39	120	135,765

Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	226,268

Will County, IL, 4.00%, 11/15/36	250	272,463

Williamson County, TX, 4.00%, 2/15/29	150	168,468

Williamson County, TX, 4.00%, 2/15/30	100	111,760

		$2,829,541

Hospital — 7.1%

Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	$150	$166,119

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	57,210

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	$250	$273,835

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	162,247

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	100	111,647

		$771,058

Housing — 1.4%

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$140	$152,079

		$152,079

Insured – Education — 2.2%

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	$200	$244,394

		$244,394

Insured – General Obligations — 2.5%

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$100	$59,010

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	53,253

Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	160,766

		$273,029

Insured – Transportation — 3.9%

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	$100	$121,056

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	100	120,651

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	150	180,360

		$422,067

Insured – Water and Sewer — 2.1%

Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/38	$200	$223,178

		$223,178

Lease Revenue / Certificates of Participation — 5.5%

Charlotte, NC, (Convention Facility), 4.00%, 6/1/37	$150	$169,828

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	150	165,369

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	100	124,878

11	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	$115	$143,083

		$603,158

Other Revenue — 8.3%

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	$100	$119,447

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	250	292,910

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	125	143,885

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	150	172,005

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	50	59,306

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	100	118,180

		$905,733

Senior Living / Life Care — 11.2%

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$285,680

Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/31	150	174,363

Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/32	220	254,888

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	113,775

Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	168,909

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	100	114,321

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	106,756

		$1,218,692

Special Tax Revenue — 3.0%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$264,058

Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	56,875

		$320,933

Transportation — 16.9%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.30% (SIFMA + 0.90%), to 5/1/23 (Put Date), 4/1/47(1)	$150	$151,950

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Central Florida Expressway Authority, 4.00%, 7/1/35	$150	$166,878

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	250	296,045

Oklahoma Turnpike Authority, 4.00%, 1/1/38	250	276,637

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	150	184,859

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	245,648

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	300	167,154

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	500	234,315

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	250	110,840

		$1,834,326

Water and Sewer — 1.2%

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$59,074

Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	71,038

		$130,112

Total Tax-Exempt Investments — 95.9% (identified cost $9,705,191)		$10,430,303

Short-Term Investments — 6.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(2)	659,517	$659,517

Total Short-Term Investments (identified cost $659,516)		$659,517

Total Investments — 102.0% (identified cost $10,364,707)		$11,089,820

Other Assets, Less Liabilities — (2.0)%		$(220,522)

Net Assets — 100.0%		$10,869,298

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.3%

Texas	13.7%

Florida	10.1%

Others, representing less than 10% individually	55.8%

12	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 6.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

13	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Statements of Assets and Liabilities (Unaudited)

	July 31, 2019
Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Unaffiliated investments, at value (identified cost, $55,789,827 and $9,705,191, respectively)	$57,421,822	$10,430,303

Affiliated investment, at value (identified cost, $4,053,887 and $659,516, respectively)	4,053,889	659,517

Interest receivable	538,150	80,079

Dividends receivable from affiliated investment	6,643	1,338

Receivable for Fund shares sold	24,901	—

Receivable from affiliate	21,040	20,676

Total assets	$62,066,445	$11,191,913

Liabilities

Payable for investments purchased	$1,002,554	$274,884

Payable for when-issued securities	1,000,000	—

Payable for Fund shares redeemed	447,807	728

Distributions payable	1,224	—

Payable to affiliates:

Investment adviser and administration fee	16,055	2,949

Distribution and service fees	7,056	447

Accrued expenses	62,804	43,607

Total liabilities	$2,537,500	$322,615

Net Assets	$59,528,945	$10,869,298

Sources of Net Assets

Paid-in capital	$58,160,133	$10,137,141

Distributable earnings	1,368,812	732,157

Net Assets	$59,528,945	$10,869,298

Class A Shares

Net Assets	$17,977,140	$667,575

Shares Outstanding	1,713,477	60,048

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.49	$11.12

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.01	$11.67

Class C Shares

Net Assets	$3,846,964	$363,245

Shares Outstanding	366,735	32,648

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.49	$11.13

Class I Shares

Net Assets	$37,704,841	$9,838,478

Shares Outstanding	3,590,159	884,848

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.50	$11.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2019
Investment Income	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Interest	$648,243	$159,689

Dividends from affiliated investment	35,710	8,739

Total investment income	$683,953	$168,428

Expenses

Investment adviser and administration fee	$90,419	$16,296

Distribution and service fees

Class A	22,052	617

Class C	19,144	1,773

Trustees’ fees and expenses	1,693	515

Custodian fee	10,644	9,639

Transfer and dividend disbursing agent fees	7,371	1,437

Legal and accounting services	19,302	15,506

Printing and postage	6,018	3,725

Registration fees	49,035	34,672

Miscellaneous	3,777	2,904

Total expenses	$229,455	$87,084

Deduct —

Allocation of expenses to affiliate	$75,236	$64,324

Total expense reductions	$75,236	$64,324

Net expenses	$154,219	$22,760

Net investment income	$529,734	$145,668

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$415,027	$80,504

Investment transactions — affiliated investment	411	(43)

Net realized gain	$415,438	$80,461

Change in unrealized appreciation (depreciation) —

Investments	$945,950	$446,649

Investments — affiliated investment	(260)	(19)

Net change in unrealized appreciation (depreciation)	$945,690	$446,630

Net realized and unrealized gain	$1,361,128	$527,091

Net increase in net assets from operations	$1,890,862	$672,759

15	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Statements of Changes in Net Assets

	Six Months Ended July 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

From operations —

Net investment income	$529,734	$145,668

Net realized gain	415,438	80,461

Net change in unrealized appreciation (depreciation)	945,690	446,630

Net increase in net assets from operations	$1,890,862	$672,759

Distributions to shareholders —

Class A	$(156,161)	$(6,474)

Class C	(19,540)	(3,372)

Class I	(353,775)	(135,822)

Total distributions to shareholders	$(529,476)	$(145,668)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$163,562	$339,506

Class C	154,003	54,372

Class I	11,185,230	1,560,926

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	149,407	6,474

Class C	19,540	3,372

Class I	353,632	135,673

Cost of shares redeemed

Class A	(737,164)	(294)

Class C	(368,824)	(43,982)

Class I	(6,616,787)	(757,175)

Net increase in net assets from Fund share transactions	$4,302,599	$1,298,872

Net increase in net assets	$5,663,985	$1,825,963

Net Assets

At beginning of period	$53,864,960	$9,043,335

At end of period	$59,528,945	$10,869,298

16	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2019
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

From operations —

Net investment income	$1,003,738	$247,388

Net realized loss	(634,002)	(76,366)

Net change in unrealized appreciation (depreciation)	959,618	129,129

Net increase in net assets from operations	$1,329,354	$300,151

Distributions to shareholders —

Class A	$(247,716)	$(9,792)

Class C	(29,315)	(7,954)

Class I	(726,703)	(262,121)

Total distributions to shareholders	$(1,003,734)	$(279,867)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,789,653	$94,543

Class C	1,080,335	—

Class I	20,759,823	399,396

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	236,539	9,792

Class C	29,285	7,954

Class I	724,053	262,007

Cost of shares redeemed

Class A	(5,052,474)	(142,366)

Class C	(828,665)	(57,544)

Class I	(31,820,357)	(624,783)

Net decrease in net assets from Fund share transactions	$(9,081,808)	$(51,001)

Net decrease in net assets	$(8,756,188)	$(30,717)

Net Assets

At beginning of year	$62,621,148	$9,074,052

At end of year	$53,864,960	$9,043,335

17	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Financial Highlights

	1-to-10 Year Laddered Fund — Class A

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$10.240		$10.170	$10.120	$10.340	$10.000

Income (Loss) From Operations

Net investment income	$0.091		$0.157	$0.129	$0.120	$0.070

Net realized and unrealized gain (loss)	0.250		0.070	0.050	(0.220)	0.340

Total income (loss) from operations	$0.341		$0.227	$0.179	$(0.100)	$0.410

Less Distributions

From net investment income	$(0.091)		$(0.157)	$(0.129)	$(0.120)	$(0.070)

Total distributions	$(0.091)		$(0.157)	$(0.129)	$(0.120)	$(0.070)

Net asset value — End of period	$10.490		$10.240	$10.170	$10.120	$10.340

Total Return(2)(3)	3.34	%(4)	2.26%	1.76%	(0.99)%	4.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,977		$17,978	$16,877	$5,031	$1,838

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.65	%(5)	0.65%	0.65%	0.65%	0.65	%(5)

Net investment income	1.77	%(5)	1.56%	1.25%	1.14%	0.89	%(5)

Portfolio Turnover	36	%(4)	91%	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.27%, 0.20%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$10.240		$10.170	$10.120	$10.340	$10.000

Income (Loss) From Operations

Net investment income	$0.052		$0.081	$0.052	$0.041	$0.015

Net realized and unrealized gain (loss)	0.250		0.070	0.050	(0.220)	0.340

Total income (loss) from operations	$0.302		$0.151	$0.102	$(0.179)	$0.355

Less Distributions

From net investment income	$(0.052)		$(0.081)	$(0.052)	$(0.041)	$(0.015)

Total distributions	$(0.052)		$(0.081)	$(0.052)	$(0.041)	$(0.015)

Net asset value — End of period	$10.490		$10.240	$10.170	$10.120	$10.340

Total Return(2)(3)	2.96	%(4)	1.50%	1.00%	(1.73)%	3.55	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,847		$3,951	$3,638	$2,665	$27

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.40	%(5)	1.40%	1.40%	1.40%	1.40	%(5)

Net investment income	1.02	%(5)	0.80%	0.50%	0.34%	0.19	%(5)

Portfolio Turnover	36	%(4)	91%	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.27%, 0.20%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$10.250		$10.180	$10.130	$10.350	$10.000

Income (Loss) From Operations

Net investment income	$0.104		$0.182	$0.156	$0.146	$0.090

Net realized and unrealized gain (loss)	0.250		0.070	0.050	(0.220)	0.350

Total income (loss) from operations	$0.354		$0.252	$0.206	$(0.074)	$0.440

Less Distributions

From net investment income	$(0.104)		$(0.182)	$(0.156)	$(0.146)	$(0.090)

Total distributions	$(0.104)		$(0.182)	$(0.156)	$(0.146)	$(0.090)

Net asset value — End of period	$10.500		$10.250	$10.180	$10.130	$10.350

Total Return(2)(3)	3.47	%(4)	2.51%	2.03%	(0.74)%	4.42	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,705		$31,936	$42,106	$39,070	$27,456

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.40	%(5)	0.40%	0.40%	0.40%	0.40	%(5)

Net investment income	2.02	%(5)	1.79%	1.51%	1.40%	1.14	%(5)

Portfolio Turnover	36	%(4)	91%	19%	4%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.27%, 0.20%, 0.24%, 0.31% and 1.45% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$10.560		$10.530	$10.260	$10.610	$10.000

Income (Loss) From Operations

Net investment income	$0.142		$0.272	$0.255	$0.255	$0.192

Net realized and unrealized gain (loss)	0.561		0.068	0.270	(0.336)	0.610

Total income (loss) from operations	$0.703		$0.340	$0.525	$(0.081)	$0.802

Less Distributions

From net investment income	$(0.143)		$(0.271)	$(0.255)	$(0.254)	$(0.192)

From net realized gain	—		(0.039)	—	(0.015)	—

Total distributions	$(0.143)		$(0.310)	$(0.255)	$(0.269)	$(0.192)

Net asset value — End of period	$11.120		$10.560	$10.530	$10.260	$10.610

Total Return(2)(3)	6.69	%(4)	3.30%	5.14%	(0.82)%	8.11	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$668		$297	$336	$574	$345

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.65	%(5)	0.65%	0.65%	0.65%	0.65	%(5)

Net investment income	2.61	%(5)	2.59%	2.44%	2.35%	2.28	%(5)

Portfolio Turnover	21	%(4)	44%	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.26%, 1.25%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$10.570		$10.540	$10.270	$10.620	$10.000

Income (Loss) From Operations

Net investment income	$0.102		$0.194	$0.176	$0.174	$0.134

Net realized and unrealized gain (loss)	0.561		0.068	0.270	(0.335)	0.619

Total income (loss) from operations	$0.663		$0.262	$0.446	$(0.161)	$0.753

Less Distributions

From net investment income	$(0.103)		$(0.193)	$(0.176)	$(0.174)	$(0.133)

From net realized gain	—		(0.039)	—	(0.015)	—

Total distributions	$(0.103)		$(0.232)	$(0.176)	$(0.189)	$(0.133)

Net asset value — End of period	$11.130		$10.570	$10.540	$10.270	$10.620

Total Return(2)(3)	6.29	%(4)	2.53%	4.35%	(1.56)%	7.58	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$363		$331	$380	$385	$192

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.40	%(5)	1.40%	1.40%	1.40%	1.40	%(5)

Net investment income	1.90	%(5)	1.85%	1.66%	1.59%	1.59	%(5)

Portfolio Turnover	21	%(4)	44%	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.26%, 1.25%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$10.560		$10.530	$10.270	$10.610	$10.000

Income (Loss) From Operations

Net investment income	$0.157		$0.298	$0.281	$0.281	$0.217

Net realized and unrealized gain (loss)	0.560		0.069	0.261	(0.325)	0.607

Total income (loss) from operations	$0.717		$0.367	$0.542	$(0.044)	$0.824

Less Distributions

From net investment income	$(0.157)		$(0.298)	$(0.282)	$(0.281)	$(0.214)

From net realized gain	—		(0.039)	—	(0.015)	—

Total distributions	$(0.157)		$(0.337)	$(0.282)	$(0.296)	$(0.214)

Net asset value — End of period	$11.120		$10.560	$10.530	$10.270	$10.610

Total Return(2)(3)	6.83	%(4)	3.56%	5.30%	(0.47)%	8.33	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,838		$8,415	$8,358	$6,465	$5,540

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.40	%(5)	0.40%	0.40%	0.40%	0.40	%(5)

Net investment income	2.91	%(5)	2.85%	2.65%	2.61%	2.81	%(5)

Portfolio Turnover	21	%(4)	44%	53%	16%	0%

(1)	For the period from the start of business, May 4, 2015, to January 31, 2016.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.26%, 1.25%, 1.42%, 1.50% and 3.35% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

23	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund) and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

24

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2019, each Fund, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve each Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of each Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Deferred Capital Losses:

Short-term	$489,630	$69,766

Long-term	$213,089	$6,519

25

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Aggregate cost	$59,818,675	$10,363,057

Gross unrealized appreciation	$1,657,488	$727,163

Gross unrealized depreciation	(452)	(400)

Net unrealized appreciation	$1,657,036	$726,763

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Up to $1 billion	0.32%	0.32%

On average daily net assets of $1 billion or more, the rates are reduced. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended July 31, 2019, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Investment Adviser and Administration Fee	$90,419	$16,296

Effective Annual Rate	0.32%	0.32%

EVM has agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2020. Pursuant to these agreements, EVM was allocated $75,236 and $64,324 of operating expenses of 1-to-10 Year Laddered Fund and 10-to-20 Year Laddered Fund, respectively, for the six months ended July 31, 2019.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2019 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

EVM’s Sub-Transfer Agent Fees	$719	$412

EVD’s Class A Sales Charges	$335	$480

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

26

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2019 for Class A shares amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A Distribution and Service Fees	$22,052	$617

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended July 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Distribution Fees	$14,358	$1,330

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2019 amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Service Fees	$4,786	$443

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2019, the Funds were informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2019 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Purchases	$24,677,114	$3,371,077

Sales	$19,454,871	$2,024,796

27

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

1-to-10 Year Laddered Fund
	Six Months Ended July 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	15,857	14,810	1,080,622

Issued to shareholders electing to receive payments of distributions in Fund shares	14,386	1,882	34,001

Redemptions	(71,636)	(35,653)	(638,839)

Net increase (decrease)	(41,393)	(18,961)	475,784

	Year Ended January 31, 2019
	Class A	Class C	Class I

Sales	570,425	106,559	2,044,610

Issued to shareholders electing to receive payments of distributions in Fund shares	23,333	2,889	71,394

Redemptions	(498,829)	(81,650)	(3,138,663)

Net increase (decrease)	94,929	27,798	(1,022,659)

10-to-20 Year Laddered Fund
	Six Months Ended July 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	31,330	5,003	145,347

Issued to shareholders electing to receive payments of distributions in Fund shares	592	309	12,436

Redemptions	(27)	(3,982)	(69,873)

Net increase	31,895	1,330	87,910

	Year Ended January 31, 2019
	Class A	Class C	Class I

Sales	9,017	—	38,124

Issued to shareholders electing to receive payments of distributions in Fund shares	937	759	25,077

Redemptions	(13,714)	(5,510)	(59,821)

Net increase (decrease)	(3,760)	(4,751)	3,380

At July 31, 2019, EVM owned 57.8% of the value of the outstanding shares of 10-to-20 Year Laddered Fund.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios

28

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,421,822	$—	$57,421,822

Short-Term Investments	—	4,053,889	—	4,053,889

Total Investments	$—	$61,475,711	$—	$61,475,711

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$10,430,303	$—	$10,430,303

Short-Term Investments	—	659,517	—	659,517

Total Investments	$—	$11,089,820	$—	$11,089,820

29

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

30

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including, with respect to the Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund, recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in the Adviser’s tax-advantaged bond strategies and municipal research groups in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to each Fund for the one- and three- year periods ended September 30, 2018. In this regard, the Board noted that the performance of each Fund was higher than the median performance of such Fund’s peer group for the three-year period. The Board also noted that the performance of the Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund was higher than its benchmark index for the three-year period and that the performance of the Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

32

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19417    7.31.19

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2019

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	4.70%	6.83%	4.15%	5.97%
Class A with 4.75% Maximum Sales Charge	—	—	–0.27	1.78	3.13	5.43
Class C at NAV	02/01/2010	02/01/2010	4.24	6.04	3.37	5.17
Class C with 1% Maximum Sales Charge	—	—	3.24	5.04	3.37	5.17
Class I at NAV	02/01/2010	02/01/2010	4.84	7.10	4.42	6.22
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	5.13%	8.15%	3.93%	4.66%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	6.08	8.82	4.63	5.25

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.69%	1.44%	0.44%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.80%	1.05%	2.05%
SEC 30-day Yield – Subsidized				1.09	0.40	1.39
SEC 30-day Yield – Unsubsidized				1.08	0.39	1.38

Fund Profile5

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,047.00	$3.30	**	0.65%
Class C	$1,000.00	$1,042.40	$7.09	**	1.40%
Class I	$1,000.00	$1,048.40	$2.03	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $637,864,185)	$669,288,965

Receivable for Fund shares sold	1,521,595

Receivable from affiliate	2,067

Total assets	$670,812,627

Liabilities

Payable for Fund shares redeemed	$743,506

Distributions payable	209,123

Payable to affiliates:

Distribution and service fees	54,790

Accrued expenses	112,348

Total liabilities	$1,119,767

Net Assets	$669,692,860

Sources of Net Assets

Paid-in capital	$651,968,203

Distributable earnings	17,724,657

Total	$669,692,860

Class A Shares

Net Assets	$85,325,230

Shares Outstanding	6,735,359

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.67

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$13.30

Class C Shares

Net Assets	$43,065,926

Shares Outstanding	3,400,998

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.66

Class I Shares

Net Assets	$541,301,704

Shares Outstanding	42,761,409

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.66

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Interest allocated from Portfolio	$8,166,854

Expenses allocated from Portfolio	(1,086,001)

Total investment income from Portfolio	$7,080,853

Expenses

Distribution and service fees

Class A	$105,691

Class C	218,045

Trustees’ fees and expenses	250

Custodian fee	21,950

Transfer and dividend disbursing agent fees	111,704

Legal and accounting services	16,346

Printing and postage	22,043

Registration fees	31,599

Miscellaneous	7,119

Total expenses	$534,747

Deduct —

Allocation of expenses to affiliate	$57,145

Total expense reductions	$57,145

Net expenses	$477,602

Net investment income	$6,603,251

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$2,143,389

Net realized gain	$2,143,389

Change in unrealized appreciation (depreciation) —

Investments	$20,221,824

Net change in unrealized appreciation (depreciation)	$20,221,824

Net realized and unrealized gain	$22,365,213

Net increase in net assets from operations	$28,968,464

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

From operations —

Net investment income	$6,603,251	$12,742,087

Net realized gain (loss)	2,143,389	(8,207,796)

Net change in unrealized appreciation (depreciation)	20,221,824	13,003,732

Net increase in net assets from operations	$28,968,464	$17,538,023

Distributions to shareholders —

Class A	$(840,688)	$(1,744,865)

Class C	(269,805)	(565,341)

Class I	(5,492,422)	(10,431,013)

Total distributions to shareholders	$(6,602,915)	$(12,741,219)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,848,162	$18,455,738

Class C	2,259,297	5,070,229

Class I	114,596,096	186,422,803

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	738,993	1,564,859

Class C	201,170	429,822

Class I	4,408,793	8,485,187

Cost of shares redeemed

Class A	(10,671,566)	(38,412,479)

Class C	(6,194,864)	(15,432,970)

Class I	(68,109,087)	(236,218,511)

Net asset value of shares converted

Class A	79,844	597,026

Class C	(79,844)	(597,026)

Net increase (decrease) in net assets from Fund share transactions	$42,076,994	$(69,635,322)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(122,456)	$(305,548)

Portfolio transaction fee allocated from Portfolio	121,160	302,533

Net decrease in net assets from other capital	$(1,296)	$(3,015)

Net increase (decrease) in net assets	$64,441,247	$(64,841,533)

Net Assets

At beginning of period	$605,251,613	$670,093,146

At end of period	$669,692,860	$605,251,613

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Financial Highlights

	Class A

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period	$12.220		$12.110	$11.900	$12.220		$12.080		$10.800

Income (Loss) From Operations

Net investment income	$0.122		$0.225	$0.210	$0.175		$0.240		$0.293

Net realized and unrealized gain (loss)	0.450		0.110	0.210	(0.320)		0.140		1.280

Total income (loss) from operations	$0.572		$0.335	$0.420	$(0.145)		$0.380		$1.573

Less Distributions

From net investment income	$(0.122)		$(0.225)	$(0.210)	$(0.175)		$(0.240)		$(0.293)

Total distributions	$(0.122)		$(0.225)	$(0.210)	$(0.175)		$(0.240)		$(0.293)

Net asset value — End of period	$12.670		$12.220	$12.110	$11.900		$12.220		$12.080

Total Return(1)(2)	4.70	%(3)	2.80%	3.53%	(1.21)%		3.23%		14.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,325		$87,287	$104,397	$144,984		$51,806		$7,909

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	0.65	%(5)	0.65%	0.65%	0.65%		0.67	%(6)	0.92	%(6)

Net investment income	1.99	%(5)	1.87%	1.72%	1.41%		1.93%		2.59%

Portfolio Turnover of the Portfolio(7)	17	%(3)	78%	35%	30	%(3)	—		—

Portfolio Turnover of the Fund	—		—	—	6	%(3)(8)	41%		122%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.05%, 0.07%, 0.18% and 0.56% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period	$12.220		$12.100	$11.890	$12.210		$12.070		$10.790

Income (Loss) From Operations

Net investment income	$0.076		$0.134	$0.118	$0.082		$0.152		$0.208

Net realized and unrealized gain (loss)	0.440		0.120	0.210	(0.320)		0.138		1.280

Total income (loss) from operations	$0.516		$0.254	$0.328	$(0.238)		$0.290		$1.488

Less Distributions

From net investment income	$(0.076)		$(0.134)	$(0.118)	$(0.082)		$(0.150)		$(0.208)

Total distributions	$(0.076)		$(0.134)	$(0.118)	$(0.082)		$(0.150)		$(0.208)

Net asset value — End of period	$12.660		$12.220	$12.100	$11.890		$12.210		$12.070

Total Return(1)(2)	4.24	%(3)	2.12%	2.75%	(1.96)%		2.45%		13.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,066		$45,309	$55,476	$53,321		$18,594		$2,390

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	1.40	%(5)	1.40%	1.40%	1.40%		1.42	%(6)	1.67	%(6)

Net investment income	1.24	%(5)	1.11%	0.96%	0.66%		1.17%		1.85%

Portfolio Turnover of the Portfolio(7)	17	%(3)	78%	35%	30	%(3)	—		—

Portfolio Turnover of the Fund	—		—	—	6	%(3)(8)	41%		122%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.05%, 0.07%, 0.18% and 0.56% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017		2016		2015

Net asset value — Beginning of period	$12.210		$12.100	$11.890	$12.210		$12.070		$10.790

Income (Loss) From Operations

Net investment income	$0.138		$0.255	$0.240	$0.206		$0.270		$0.322

Net realized and unrealized gain (loss)	0.450		0.110	0.210	(0.320)		0.140		1.280

Total income (loss) from operations	$0.588		$0.365	$0.450	$(0.114)		$0.410		$1.602

Less Distributions

From net investment income	$(0.138)		$(0.255)	$(0.240)	$(0.206)		$(0.270)		$(0.322)

Total distributions	$(0.138)		$(0.255)	$(0.240)	$(0.206)		$(0.270)		$(0.322)

Net asset value — End of period	$12.660		$12.210	$12.100	$11.890		$12.210		$12.070

Total Return(1)(2)	4.84	%(3)	3.06%	3.79%	(0.97)%		3.49%		15.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$541,302		$472,656	$510,220	$284,003		$94,748		$15,344

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	0.40	%(5)	0.40%	0.40%	0.40%		0.42	%(6)	0.67	%(6)

Net investment income	2.23	%(5)	2.11%	1.94%	1.66%		2.21%		2.83%

Portfolio Turnover of the Portfolio(7)	17	%(3)	78%	35%	30	%(3)	—		—

Portfolio Turnover of the Fund	—		—	—	6	%(3)(8)	41%		122%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.05%, 0.07%, 0.18% and 0.56% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.9% at July 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $15,995,522 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2019, $12,738,531 are short-term and $3,256,991 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2019, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2020. Pursuant to this agreement, EVM was allocated $57,145 of the Fund’s operating expenses for the six months ended July 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2019, EVM earned $2,702 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,786 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2019 amounted to $105,691 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2019, the Fund paid or accrued to EVD $163,534 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2019 amounted to $54,511 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2019, the Fund was informed that EVD received approximately $5,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended July 31, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $58,148,018 and $23,588,399, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	389,422	1,535,167

Issued to shareholders electing to receive payments of distributions in Fund shares	59,229	129,793

Redemptions	(861,250)	(3,193,486)

Converted from Class C shares	6,351	48,977

Net decrease	(406,248)	(1,479,549)

Class C	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	182,333	421,465

Issued to shareholders electing to receive payments of distributions in Fund shares	16,138	35,666

Redemptions	(499,686)	(1,282,992)

Converted to Class A shares	(6,351)	(49,033)

Net decrease	(307,566)	(874,894)

Class I	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	9,213,918	15,477,973

Issued to shareholders electing to receive payments of distributions in Fund shares	353,338	704,377

Redemptions	(5,503,514)	(19,650,265)

Net increase (decrease)	4,063,742	(3,467,915)

13

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 94.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	$1,325	$1,525,963

		$1,525,963

Education — 4.8%

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	$200	$238,318

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	687,436

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	322,479

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	329,225

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	365,478

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	371,700

Colorado School of Mines, 4.00%, 12/1/34	890	995,830

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,043,569

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,214,640

Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	876,832

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	617,418

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 1.35%, 8/15/34(1)	5,000	5,000,000

Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,142,850

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	218,200

Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.50%, 8/15/36(2)	5,000	5,000,000

Saginaw Valley State University, MI, 5.00%, 7/1/26	750	912,622

Saginaw Valley State University, MI, 5.00%, 7/1/27	750	904,845

Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,202,570

University of California, 5.00%, 5/15/32	3,000	3,421,080

University of New Mexico, (SPA: U.S. Bank, N.A.), 1.35%, 6/1/26(2)	4,500	4,500,000

University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,243,898

Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,314,391

Western Michigan University, 5.00%, 11/15/24	300	356,178

		$32,279,559

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.8%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,186,160

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	438,288

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,192,570

Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,205,630

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	296,052

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	117,300

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	889,401

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	610,030

Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.38%, 10/1/33(2)	5,000	5,000,000

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	590,400

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	139,121

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	355,287

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	306,210

Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	292,213

Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	291,195

Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	290,188

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	355,236

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	472,332

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,310,658

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,746,315

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,160,990

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	347,097

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	288,890

		$18,881,563

General Obligations — 28.8%

Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$807,198

Addison, TX, 5.00%, 2/15/26	270	306,096

Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,265	2,583,889

Anchorage, AK, 5.00%, 9/1/24	250	296,883

Anchorage, AK, 5.00%, 9/1/25	100	121,641

Anchorage, AK, 5.00%, 9/1/27	780	941,616

Belding Area Schools, MI, 5.00%, 5/1/28	250	302,293

Belding Area Schools, MI, 5.00%, 5/1/30	250	299,903

Birmingham, AL, 5.00%, 12/1/25	1,050	1,278,312

Birmingham, AL, 5.00%, 12/1/27	2,460	3,113,597

Burlington, VT, 5.00%, 11/1/25	300	360,765

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Burlington, VT, 5.00%, 11/1/26	$150	$184,058

California, 4.00%, 9/1/26	320	379,466

California, 5.00%, 8/1/24	1,390	1,658,895

California, 5.00%, 8/1/26	2,010	2,464,903

California, 5.00%, 8/1/28	2,000	2,601,200

California, 5.00%, 8/1/32	1,590	1,939,514

California, (LOC: Sumitomo Mitsui Banking Co.), 1.20%, 5/1/40(2)	5,000	5,000,000

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	677,570

Clark County, NV, 4.00%, 11/1/34	2,375	2,613,830

Collin County, TX, 5.00%, 2/15/25	1,605	1,927,059

Colonial School District, PA, 5.00%, 2/15/32	100	119,384

Colonial School District, PA, 5.00%, 2/15/33	200	238,050

Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	755,754

Dallas, TX, 5.00%, 2/15/26	4,860	5,477,269

Dallas, TX, 5.00%, 2/15/29	2,775	3,177,985

Dallas, TX, 5.00%, 2/15/31	3,615	4,012,216

Delaware, 5.00%, 2/1/29	1,000	1,283,850

District of Columbia, 5.00%, 6/1/33	6,690	7,761,939

Douglas County School District No. Re-1, CO, 4.00%, 12/15/34	3,000	3,431,070

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	406,851

Dublin City School District, OH, 5.00%, 12/1/29	500	648,230

Edgewood City School District, OH, 5.25%, 12/1/33	500	570,190

Edinburg, TX, 5.00%, 3/1/25	310	369,312

Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,412,362

Flower Mound, TX, 4.00%, 3/1/32	100	111,695

Flower Mound, TX, 5.00%, 3/1/27	510	621,971

Franklin County, OH, 4.25%, 12/1/35	1,250	1,356,387

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	446,468

Georgia, 5.00%, 2/1/32	1,000	1,230,250

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	608,765

Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,034,255

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,224,090

Homewood, AL, 5.00%, 9/1/28	2,000	2,458,780

Homewood, AL, 5.00%, 9/1/29	2,000	2,443,260

Hudson City School District, OH, 4.00%, 12/1/32	100	111,598

Illinois, 5.00%, 10/1/26	3,650	4,156,328

Illinois, 5.00%, 2/1/27	2,730	3,119,871

Illinois, 5.00%, 1/1/28	5,655	6,335,805

Illinois, 5.00%, 3/1/28	2,000	2,108,460

Illinois, 5.00%, 4/1/29	1,190	1,294,827

Illinois, 5.00%, 3/1/34	6,000	6,262,980

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Illinois, 5.00%, 3/1/35	$5,000	$5,212,550

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,129,630

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,890,452

La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	485	539,111

Lakeland, FL, 5.00%, 10/1/25	635	758,768

Lakeland, FL, 5.00%, 10/1/28	1,500	1,777,095

Lakeland, FL, 5.00%, 10/1/30	1,000	1,175,820

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	700	465,346

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,830,256

Maine, 5.00%, 6/1/25	2,500	3,031,925

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	235,466

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	357,372

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,197,130

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	616,106

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	152,777

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	230,855

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	401,744

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	854,210

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,037,663

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	841,442

New Hampshire, 4.00%, 12/1/33	2,285	2,640,317

New York, NY, 5.00%, 8/1/25	2,000	2,434,480

Oregon, 2.20%, 6/1/24	815	849,833

Oregon, 2.25%, 12/1/24	1,000	1,045,950

Oregon, 2.35%, 6/1/25	165	173,847

Oregon, 2.40%, 12/1/25	1,050	1,111,519

Oregon, 2.50%, 6/1/26	1,070	1,130,669

Oregon, 2.55%, 12/1/26	430	456,389

Oregon, (SPA: U.S. Bank, N.A.), 1.34%, 12/1/36(2)	5,000	5,000,000

Pasadena, TX, 4.00%, 2/15/28	500	562,375

Pasadena, TX, 4.00%, 2/15/29	250	280,078

Pasadena, TX, 4.00%, 2/15/30	500	556,845

Pasadena, TX, 4.00%, 2/15/31	650	720,324

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	$1,060	$908,007

Pennsylvania, 4.00%, 6/1/30	5,000	5,302,450

Pennsylvania, 4.00%, 6/15/31	235	255,922

Pennsylvania, 5.00%, 7/1/24	490	578,925

Philadelphia, PA, 5.00%, 2/1/24(3)	1,050	1,221,307

Philadelphia, PA, 5.00%, 2/1/26(3)	1,150	1,400,665

Philadelphia, PA, 5.00%, 2/1/31(3)	2,250	2,840,265

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,174,720

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,340,320

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	551,216

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	589,110

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	627,553

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	654,550

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	683,249

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	703,909

Romeo Community Schools, MI, 5.00%, 5/1/30	700	839,727

Romulus, MI, 4.00%, 11/1/31	250	278,885

Romulus, MI, 4.00%, 11/1/32	300	333,195

Romulus, MI, 4.00%, 11/1/33	250	276,483

SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	576,510

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,963,368

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	635	715,715

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	120	134,689

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	339,714

Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,374,860

South Texas College District, 5.00%, 8/15/30	1,295	1,476,701

Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,313,675

Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,241,240

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,115,140

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,238,970

Stamford, CT, 4.00%, 8/1/27	650	748,690

Sun Valley, ID, 5.00%, 9/15/25	755	922,210

Sun Valley, ID, 5.00%, 9/15/26	695	868,111

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Texas, (SPA: State Street Bank and Trust Co.), 1.52%, 12/1/42(2)	$7,240	$7,240,000

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	634,954

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	548,276

Trussville, AL, 5.00%, 10/1/31	150	170,300

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	582,446

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	602,870

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	617,147

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	642,578

Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	735,132

Washington, 5.00%, 8/1/28	1,485	1,830,366

Washington, 5.00%, 8/1/29	1,400	1,714,902

Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	244,245

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,251,688

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	827,070

Williamson County, TX, 5.00%, 2/15/28	300	347,250

York County, PA, 5.00%, 6/1/27	1,225	1,456,047

		$195,182,606

Hospital — 10.2%

Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$200	$218,842

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	299,570

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	107,864

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	944,617

Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	42,103

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	1,800	2,169,540

Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	150	178,383

Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000	1,201,900

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,434,615

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	$4,000	$4,465,720

Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	820,702

Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	607,235

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,151,680

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,147,670

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,167,620

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	294,577

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	294,428

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	293,013

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,397,440

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,785,975

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,369,700

Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.97%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(4)	5,000	5,012,200

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,152,460

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	698,798

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	638,676

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	604,780

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	245	293,049

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,815	2,106,652

Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	590,825

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	1,500	1,643,580

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	572,197

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,182,940

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	555,220

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	$500	$565,930

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,506,348

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	869,403

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	478,204

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	622,520

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	617,980

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,205,190

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	858,291

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	855,519

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	629,008

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	841,883

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	117,795

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,189,980

Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,192,890

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	1,140	1,174,132

North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,349,362

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,210,960

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	285,870

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	163,629

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	353,031

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	603,755

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	727,731

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,977,692

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	413,836

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	405,357

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	$300	$365,367

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	248,407

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	603,630

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	477,888

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	475,804

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,961,017

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	483,536

Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	656,604

		$68,933,120

Housing — 2.1%

Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$153,896

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,070,870

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	1,000	1,015,460

New York City Housing Development Corp., NY, 2.30%, 5/1/25	910	947,210

New York City Housing Development Corp., NY, 2.65%, 11/1/27	870	907,288

New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	829,789

New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	443,726

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	190	195,565

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	232,279

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	206,920

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	237,404

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	147,326

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	115,917

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,071,400

Seattle Housing Authority, WA, 2.625%, 12/1/23	110	115,358

Seattle Housing Authority, WA, 2.75%, 12/1/24	480	509,270

Seattle Housing Authority, WA, 2.875%, 12/1/25	900	966,645

Seattle Housing Authority, WA, 3.00%, 12/1/26	920	1,000,279

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	265,403

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,800	1,955,304

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Virginia Housing Development Authority, 2.40%, 5/1/26	$120	$124,494

Virginia Housing Development Authority, 2.55%, 5/1/27	630	654,368

Virginia Housing Development Authority, 3.80%, 12/1/35	785	844,550

Washington Housing Finance Commission, 2.25%, 6/1/25	105	109,564

Washington Housing Finance Commission, 2.30%, 12/1/25	130	135,788

Washington Housing Finance Commission, 2.40%, 6/1/26	105	109,717

		$14,365,790

Insured – Education — 0.4%

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	$1,065	$1,308,715

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,221,970

		$2,530,685

Insured – Escrowed / Prerefunded — 0.0%(5)

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$120,272

		$120,272

Insured – General Obligations — 0.8%

Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,209,970

Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,603,773

Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	650,034

New Britain, CT, (BAM), 5.00%, 3/1/25	135	159,558

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,999

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	518,833

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	377,566

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	793,962

		$5,319,695

Insured – Lease Revenue / Certificates of Participation — 1.0%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,594,579

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,469,885

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	299,023

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	118,331

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	473,700

Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	236,146

Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	482,525

Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	367,342

Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	435,567

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	$605	$738,620

Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	374,936

		$6,590,654

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$136,753

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	512,266

		$649,019

Insured – Transportation — 1.8%

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$413,549

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	605,600

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	385,101

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	449,599

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,227,840

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,521,875

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,997,424

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,955,949

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,987,964

		$12,544,901

Insured – Water and Sewer — 0.1%

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$175,653

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	297,475

		$473,128

Lease Revenue / Certificates of Participation — 6.8%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,132,630

Broward County School Board, FL, 5.00%, 7/1/25	500	603,545

Broward County School Board, FL, 5.00%, 7/1/27	500	611,230

Broward County School Board, FL, 5.00%, 7/1/29	500	604,890

Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,475,537

California Public Works Board, 5.00%, 11/1/29	1,000	1,236,100

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	612,265

Colorado Department of Transportation, 5.00%, 6/15/30	350	421,516

Colorado Department of Transportation, 5.00%, 6/15/31	310	371,427

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	592,455

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,723,300

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	$3,000	$3,698,400

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	241,752

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	152,295

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	635,739

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	670,588

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	700,071

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	721,327

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	744,582

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	513,394

Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,078,009

Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,823,619

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,785,464

Medina City School District, OH, 5.00%, 12/1/24	300	353,367

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,691,381

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,405,160

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	999,991

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,201,070

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,222,020

Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,430,400

Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,274,747

Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,549,613

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	470,231

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	608,005

Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,035,155

Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,151,865

South Dakota Building Authority, 5.00%, 6/1/26	500	616,135

South Dakota Building Authority, 5.00%, 6/1/27	635	739,032

South Dakota Building Authority, 5.00%, 6/1/28	210	249,862

South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	235,902

St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	360	378,515

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Virginia Public Building Authority, 4.00%, 8/1/35	$1,140	$1,313,474

		$46,076,060

Other Revenue — 11.3%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,021,292

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/33	690	783,095

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/34	810	914,668

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/35	760	854,286

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.882%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(4)	2,500	2,501,750

District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,202,840

District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,198,490

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	976,635

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	755,648

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	599,704

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	184,845

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,540,650

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,538,750

Kentucky Public Energy Authority, Gas Supply Revenue, 2.73%, (67% of 1 mo. USD LIBOR + 1.12%), 6/1/25 (Put Date), 12/1/49(4)	10,000	10,022,600

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	400	460,432

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	250	286,675

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/32	365	417,556

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/33	300	341,778

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/34	475	539,842

Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/32	2,355	2,936,779

Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/34	2,425	2,993,662

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	$500	$610,170

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	333,042

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/2/24 (Put Date), 8/1/49	2,500	2,795,175

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	1,000	1,092,420

Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,185,440

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,509,154

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,334,593

Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	350	414,824

Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	12,000	13,914,240

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,551,050

Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,645,535

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,996,800

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,193,990

		$76,648,410

Senior Living / Life Care — 2.4%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,522,700

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	184,390

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,747,007

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	997,544

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	55,870

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	1,006,924

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	118,749

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	645,850

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,192,517

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	$250	$270,422

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	290,895

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	244,719

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,037,770

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	659,406

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	688,314

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	228,566

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	284,437

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	173,799

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	115,191

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,259,863

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	57,139

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	142,079

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	253,512

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	235,364

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	789,986

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	283,387

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	400	457,284

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/33	500	569,565

		$16,513,249

Special Tax Revenue — 2.4%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$120,259

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,230,440

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	613,160

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	$250	$300,842

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,262,943

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,095,660

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,150,545

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,079,039

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	882,948

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,322,748

Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	529,953

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,150,676

New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,386,517

Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,300	1,524,328

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	119,033

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	165,444

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,220,510

		$16,155,045

Transportation — 13.1%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), 4.00%, 1/1/31	$1,000	$1,040,660

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	2,755	3,402,397

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,043,920

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,954,764

Central Florida Expressway Authority, 4.00%, 7/1/35	5,350	5,951,982

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,213,560

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	175,775

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	175,394

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	580,800

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,157,700

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	125	143,958

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,630,291

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	$3,060	$3,808,262

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,233,810

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,229,160

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,140,663

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,448,110

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,524,109

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,661,968

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	776,119

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,998,496

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,534,259

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	585,860

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,168,240

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	872,775

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	779,987

Illinois Toll Highway Authority, 5.00%, 1/1/29	175	208,983

Illinois Toll Highway Authority, 5.00%, 12/1/32	350	410,056

Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	294,853

Kentucky Turnpike Authority, 5.00%, 7/1/33	500	560,820

Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,851,645

Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	456,824

Metropolitan Transportation Authority, NY, 2.43%, (67% of 1 mo. USD LIBOR + 0.82%), 2/1/22 (Put Date), 11/1/26(4)	7,500	7,546,125

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	3,070,608

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	183,438

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/26	3,000	3,668,400

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	647,641

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	468,952

Pennsylvania Turnpike Commission, 2.10%, (SIFMA + 0.70%), 12/1/23(4)	5,000	5,031,800

Port of Seattle, WA, 5.00%, 3/1/25	150	176,543

Port of Seattle, WA, 5.00%, 3/1/27	250	292,308

Port of Seattle, WA, 5.00%, 3/1/29	250	290,970

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,714,541

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	375,594

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	822,413

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	745,224

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	$650	$804,050

San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27(3)	1,000	1,007,420

Texas Transportation Commission, 5.00%, 4/1/33	50	57,468

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	595,660

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	278,590

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,646,467

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,237,808

Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,005,381

Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	810,761

		$88,494,362

Water and Sewer — 5.0%

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$364,983

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	136,738

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	118,148

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,791,015

King County, WA, Sewer Revenue, 4.00%, 7/1/33	5,000	5,451,250

Los Angeles, CA, Wastewater System Revenue, (LOC: The Toronto-Dominion Bank), 1.10%, 6/1/32(2)	5,500	5,500,000

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	661,055

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,130,650

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,127,005

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	740,550

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	612,180

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.52%, 6/15/50(1)	5,000	5,000,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 1.48%, 6/15/50(1)	5,000	5,000,000

Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	679,032

Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	754,407

Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,212,520

Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	620,441

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	591,515

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	609,373

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	$550	$659,538

		$33,760,400

Total Tax-Exempt Investments — 94.1% (identified cost $605,145,420)		$637,044,481

Other Assets, Less Liabilities — 5.9%		$39,662,077

Net Assets — 100.0%		$676,706,558

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2019, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 2.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

(3)	When-issued security.

(4)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(5)	Amount is less than 0.05%.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $605,145,420)	$637,044,481

Cash	41,554,599

Interest receivable	5,836,144

Receivable from affiliate	4,738

Total assets	$684,439,962

Liabilities

Payable for investments purchased	$1,002,554

Payable for when-issued securities	6,459,705

Payable to affiliate:

Investment adviser fee	178,514

Accrued expenses	92,631

Total liabilities	$7,733,404

Net Assets applicable to investors’ interest in Portfolio	$676,706,558

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Interest	$8,261,715

Total investment income	$8,261,715

Expenses

Investment adviser fee	$1,004,442

Trustees’ fees and expenses	16,215

Custodian fee	72,078

Legal and accounting services	26,678

Miscellaneous	8,559

Total expenses	$1,127,972

Deduct —

Allocation of expenses to affiliate	$29,363

Total expense reductions	$29,363

Net expenses	$1,098,609

Net investment income	$7,163,106

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,168,430

Net realized gain	$2,168,430

Change in unrealized appreciation (depreciation) —

Investments	$20,456,452

Net change in unrealized appreciation (depreciation)	$20,456,452

Net realized and unrealized gain	$22,624,882

Net increase in net assets from operations	$29,787,988

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

From operations —

Net investment income	$7,163,106	$13,949,745

Net realized gain (loss)	2,168,430	(8,296,867)

Net change in unrealized appreciation (depreciation)	20,456,452	13,159,193

Net increase in net assets from operations	$29,787,988	$18,812,071

Capital transactions —

Contributions	$58,073,970	$60,489,911

Withdrawals	(23,706,357)	(143,479,290)

Portfolio transaction fee	122,560	305,881

Net increase (decrease) in net assets from capital transactions	$34,490,173	$(82,683,498)

Net increase (decrease) in net assets	$64,278,161	$(63,871,427)

Net Assets

At beginning of period	$612,428,397	$676,299,824

At end of period	$676,706,558	$612,428,397

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Financial Highlights

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2017(1)
Ratios/Supplemental Data			2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35	%(3)	0.35%	0.35%	0.35	%(3)

Net investment income	2.28	%(3)	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	17	%(4)	78%	35%	30	%(4)

Total Return(2)	4.86	%(4)	3.11%	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$676,707		$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2019, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.9% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

28

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2019, the Portfolio’s investment adviser fee amounted to $1,004,442 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $29,363 of the Portfolio’s operating expenses for the six months ended July 31, 2019.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $124,801,137 and $105,052,223, respectively, for the six months ended July 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$605,142,911

Gross unrealized appreciation	$31,903,047

Gross unrealized depreciation	(1,477)

Net unrealized appreciation	$31,901,570

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

29

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$637,044,481	$—	$637,044,481

Total Investments	$—	$637,044,481	$—	$637,044,481

30

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

31

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in the Advisers’ tax-advantaged bond strategies and municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

32

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2019

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019